United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2021

Date of reporting period: July 31, 2021

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 60.40%
Communication Services - 4.71%
Interactive Media & Services - 0.69%
Alphabet, Inc., Class AA	490	$1,320,320

Media - 3.27%
Altice USA, Inc., Class AA	39,800	1,223,054
Comcast Corp., Class A	40,876	2,404,735
Discovery, Inc., Class CA	41,499	1,125,038
Interpublic Group of Cos., Inc.	9,200	325,312
News Corp., Class A	34,200	842,346
Omnicom Group, Inc.	3,886	282,978

		6,203,463

Wireless Telecommunication Services - 0.75%
T-Mobile US, Inc.A	4,239	610,501
Vodafone Group PLC, ADRB	49,632	810,490

		1,420,991

Total Communication Services		8,944,774

Consumer Discretionary - 6.26%
Auto Components - 0.91%
Adient PLCA	5,232	220,424
Goodyear Tire & Rubber Co.A	17,659	277,423
Magna International, Inc.B	14,604	1,224,253

		1,722,100

Automobiles - 0.94%
General Motors Co.A	26,342	1,497,279
Harley-Davidson, Inc.	7,041	278,965

		1,776,244

Hotels, Restaurants & Leisure - 1.01%
Aramark	16,464	578,381
Booking Holdings, Inc.A	200	435,652
Las Vegas Sands Corp.A	21,472	909,339

		1,923,372

Household Durables - 0.28%
Lennar Corp., Class A	5,087	534,898

Multiline Retail - 1.01%
Dollar General Corp.	8,222	1,912,766

Specialty Retail - 1.49%
Advance Auto Parts, Inc.	7,605	1,612,716
Lowe’s Cos., Inc.	6,342	1,222,040

		2,834,756

Textiles, Apparel & Luxury Goods - 0.62%
Ralph Lauren Corp.	10,339	1,173,683

Total Consumer Discretionary		11,877,819

Consumer Staples - 1.75%
Beverages - 0.96%
Coca-Cola Europacific Partners PLC	29,441	1,827,108

Food Products - 0.27%
Mondelez International, Inc., Class A	8,200	518,732

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 60.40% (continued)
Consumer Staples - 1.75% (continued)
Personal Products - 0.52%
Unilever PLC, ADR	17,000	$978,010

Total Consumer Staples		3,323,850

Energy - 5.90%
Energy Equipment & Services - 1.06%
Baker Hughes Co.	15,800	335,592
Halliburton Co.	31,100	643,148
NOV, Inc.A	48,900	675,309
Schlumberger NV	12,500	360,375

		2,014,424

Oil, Gas & Consumable Fuels - 4.84%
APA Corp.	50,214	941,512
Hess Corp.	35,004	2,675,706
Marathon Oil Corp.	112,331	1,301,916
Marathon Petroleum Corp.	7,631	421,384
Murphy Oil Corp.	7,000	151,970
Phillips 66	26,734	1,963,078
Pioneer Natural Resources Co.	5,046	733,537
Royal Dutch Shell PLC, Class A, ADR	24,435	992,550

		9,181,653

Total Energy		11,196,077

Financials - 15.41%
Banks - 6.75%
Bank of America Corp.	24,398	935,907
CIT Group, Inc.	8,750	422,100
Citigroup, Inc.	49,704	3,360,984
Citizens Financial Group, Inc.	9,768	411,819
JPMorgan Chase & Co.	9,650	1,464,677
US Bancorp	27,196	1,510,466
Wells Fargo & Co.	102,266	4,698,100

		12,804,053

Capital Markets - 3.13%
Bank of New York Mellon Corp.	17,615	904,178
Credit Suisse Group AG, ADRA	56,100	563,805
Goldman Sachs Group, Inc.	7,296	2,735,124
Northern Trust Corp.	10,116	1,141,591
State Street Corp.	6,806	593,075

		5,937,773

Consumer Finance - 1.35%
American Express Co.	6,745	1,150,225
Navient Corp.	30,916	631,614
SLM Corp.	41,600	783,328

		2,565,167

Diversified Financial Services - 0.60%
Berkshire Hathaway, Inc., Class BA	3,100	862,699
Equitable Holdings, Inc.	8,900	274,743

		1,137,442

Insurance - 3.58%
American International Group, Inc.	84,809	4,015,706
Chubb Ltd.	3,513	592,784
Hartford Financial Services Group, Inc.	10,200	648,924
Travelers Cos., Inc.	5,657	842,441

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 60.40% (continued)
Financials - 15.41% (continued)
Insurance - 3.58% (continued)
Willis Towers Watson PLC	3,417	$704,175

		6,804,030

Total Financials		29,248,465

Health Care - 7.27%
Health Care Equipment & Supplies - 1.05%
Boston Scientific Corp.A	6,900	314,640
Medtronic PLC	10,128	1,329,908
Zimmer Biomet Holdings, Inc.	2,132	348,411

		1,992,959

Health Care Providers & Services - 4.52%
Anthem, Inc.	9,091	3,491,035
Centene Corp.A	10,200	699,822
CVS Health Corp.	20,222	1,665,484
HCA Healthcare, Inc.	1,400	347,480
Humana, Inc.	1,000	425,860
UnitedHealth Group, Inc.	4,721	1,946,091

		8,575,772

Pharmaceuticals - 1.70%
Bristol-Myers Squibb Co.	5,500	373,285
GlaxoSmithKline PLC, ADRB	18,743	752,344
Merck & Co., Inc.	21,089	1,621,111
Sanofi, ADR	9,203	474,507

		3,221,247

Total Health Care		13,789,978

Industrials - 8.72%
Aerospace & Defense - 1.85%
General Dynamics Corp.	7,123	1,396,322
Raytheon Technologies Corp.	24,387	2,120,449

		3,516,771

Air Freight & Logistics - 0.51%
FedEx Corp.	3,500	979,825

Construction & Engineering - 1.27%
AECOMA	26,591	1,674,169
Fluor Corp.A	9,800	163,268
Quanta Services, Inc.	6,253	568,398

		2,405,835

Electrical Equipment - 0.31%
Emerson Electric Co.	5,792	584,355

Industrial Conglomerates - 1.38%
General Electric Co.	202,100	2,617,195

Machinery - 2.84%
CNH Industrial NV	68,680	1,156,571
Cummins, Inc.	3,472	805,851
Deere & Co.	3,288	1,188,908
PACCAR, Inc.	6,739	559,270

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 60.40% (continued)
Industrials - 8.72% (continued)
Machinery - 2.84% (continued)
Stanley Black & Decker, Inc.	8,491	$1,673,152

		5,383,752

Road & Rail - 0.56%
JB Hunt Transport Services, Inc.	6,344	1,068,647

Total Industrials		16,556,380

Information Technology - 6.35%
Communications Equipment - 0.85%
F5 Networks, Inc.A	5,100	1,053,201
Telefonaktiebolaget LM Ericsson, ADRB	48,720	561,742

		1,614,943

Electronic Equipment, Instruments & Components - 0.83%
Corning, Inc.	19,495	816,061
TE Connectivity Ltd.	5,158	760,650

		1,576,711

IT Services - 0.85%
Cognizant Technology Solutions Corp., Class A	22,016	1,618,836

Semiconductors & Semiconductor Equipment - 1.74%
Broadcom, Inc.	3,140	1,524,156
QUALCOMM, Inc.	5,983	896,253
Texas Instruments, Inc.	4,640	884,477

		3,304,886

Software - 1.75%
Microsoft Corp.	4,945	1,408,880
Oracle Corp.	21,943	1,912,113

		3,320,993

Technology Hardware, Storage & Peripherals - 0.33%
Hewlett Packard Enterprise Co.	43,008	623,616

Total Information Technology		12,059,985

Materials - 1.81%
Chemicals - 1.66%
Corteva, Inc.	26,101	1,116,601
International Flavors & Fragrances, Inc.	13,582	2,045,992

		3,162,593

Containers & Packaging - 0.15%
International Paper Co.	4,825	278,692

Total Materials		3,441,285

Real Estate - 0.96%
Equity Real Estate Investment Trusts (REITs) - 0.96%
MGM Growth Properties LLC, Class A	48,038	1,815,836

Utilities - 1.26%
Electric Utilities - 1.26%
Exelon Corp.	15,421	721,703
PPL Corp.	49,347	1,399,974

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 60.40% (continued)
Utilities - 1.26% (continued)
Electric Utilities - 1.26% (continued)
Southern Co.	4,343	$277,388

		2,399,065

Total Utilities		2,399,065

Total Common Stocks (Cost $82,003,587)		114,653,514

	Principal Amount
CORPORATE OBLIGATIONS - 13.73%
Basic Materials - 0.13%
Chemicals - 0.07%
EI du Pont de Nemours and Co., 1.700%, Due 7/15/2025	$70,000	72,136
LYB International Finance LLC, 2.250%, Due 10/1/2030	60,000	60,877

		133,013

Forest Products & Paper - 0.03%
International Paper Co., 6.000%, Due 11/15/2041	40,000	58,113

Iron/Steel - 0.03%
Nucor Corp., 4.000%, Due 8/1/2023	55,000	58,470

Total Basic Materials		249,596

Communications - 1.27%
Internet - 0.26%
Amazon.com, Inc.,
0.800%, Due 6/3/2025	350,000	351,362
3.875%, Due 8/22/2037	120,000	145,292

		496,654

Media - 0.39%
Charter Communications Operating LLC / Charter Communications Operating Capital,
2.800%, Due 4/1/2031	50,000	51,713
3.700%, Due 4/1/2051	60,000	60,622
Comcast Corp.,
3.150%, Due 3/1/2026	59,000	64,373
3.400%, Due 4/1/2030	80,000	89,350
1.950%, Due 1/15/2031	75,000	75,155
4.600%, Due 10/15/2038	50,000	62,860
6.550%, Due 7/1/2039	217,000	329,244

		733,317

Telecommunications - 0.62%
AT&T, Inc.,
0.900%, Due 3/25/2024	110,000	110,302
3.400%, Due 5/15/2025	169,000	184,337
2.250%, Due 2/1/2032	65,000	64,725
5.350%, Due 9/1/2040	65,000	84,772
T-Mobile USA, Inc.,
3.750%, Due 4/15/2027	90,000	100,339
3.875%, Due 4/15/2030	120,000	135,491
Verizon Communications, Inc.,
2.100%, Due 3/22/2028	90,000	92,507
4.329%, Due 9/21/2028	180,000	210,943
3.150%, Due 3/22/2030	60,000	65,339
4.500%, Due 8/10/2033	50,000	60,864

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.73% (continued)
Communications - 1.27% (continued)
Telecommunications - 0.62% (continued)
Verizon Communications, Inc. (continued)
3.550%, Due 3/22/2051	$55,000	$59,779

		1,169,398

Total Communications		2,399,369

Consumer, Cyclical - 1.48%
Airlines - 0.05%
American Airlines Pass Through Trust, 3.150%, Due 8/15/2033, Series AA	80,398	82,653

Auto Manufacturers - 0.39%
American Honda Finance Corp., 2.000%, Due 3/24/2028	55,000	57,179
Cummins, Inc., 0.750%, Due 9/1/2025	65,000	64,934
General Motors Financial Co., Inc.,
1.250%, Due 1/8/2026	45,000	44,965
1.500%, Due 6/10/2026	60,000	60,177
Toyota Motor Credit Corp., 1.800%, Due 2/13/2025	500,000	517,613

		744,868

Auto Parts & Equipment - 0.05%
Aptiv Corp., 4.150%, Due 3/15/2024	80,000	86,689

Home Furnishings - 0.03%
Whirlpool Corp., 4.600%, Due 5/15/2050	50,000	63,549

Lodging - 0.03%
Marriott International, Inc., 2.850%, Due 4/15/2031, Series HH	55,000	56,267

Retail - 0.93%
Dollar General Corp., 4.125%, Due 5/1/2028	40,000	46,336
Dollar Tree, Inc., 3.700%, Due 5/15/2023	55,000	57,989
Home Depot, Inc.,
2.950%, Due 6/15/2029	500,000	551,707
1.375%, Due 3/15/2031	350,000	339,123
Lowe’s Cos., Inc., 2.500%, Due 4/15/2026	65,000	69,258
McDonald’s Corp., 3.700%, Due 1/30/2026	73,000	81,312
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	80,000	93,626
Starbucks Corp., 2.550%, Due 11/15/2030	60,000	63,161
Tractor Supply Co., 1.750%, Due 11/1/2030	60,000	58,267
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	160,812
7.550%, Due 2/15/2030	169,000	250,072

		1,771,663

Total Consumer, Cyclical		2,805,689

Consumer, Non-Cyclical - 1.76%
Agriculture - 0.03%
Cargill, Inc., 1.375%, Due 7/23/2023C	50,000	50,966

Beverages - 0.05%
Keurig Dr Pepper, Inc., 0.750%, Due 3/15/2024	85,000	85,122

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.73% (continued)
Consumer, Non-Cyclical - 1.76% (continued)
Biotechnology - 0.04%
Amgen, Inc., 4.400%, Due 5/1/2045	$55,000	$68,507

Commercial Services - 0.08%
Moody’s Corp., 2.550%, Due 8/18/2060	50,000	45,880
Quanta Services, Inc., 2.900%, Due 10/1/2030	100,000	104,968

		150,848

Food - 0.03%
Mondelez International, Inc., 1.500%, Due 2/4/2031	65,000	62,403

Health Care - Products - 0.16%
Medtronic, Inc., 3.500%, Due 3/15/2025	219,000	240,524
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	60,000	65,231

		305,755

Health Care - Services - 0.47%
Baylor Scott & White Holdings, 2.839%, Due 11/15/2050, Series 2021	60,000	61,839
Children’s Health System of Texas, 2.511%, Due 8/15/2050	65,000	62,270
Community Health Network, Inc., 3.099%, Due 5/1/2050, Series 20-A	80,000	82,630
Health Care Service Corp., 3.200%, Due 6/1/2050C	40,000	42,855
Kaiser Foundation Hospitals,
4.150%, Due 5/1/2047	30,000	38,026
3.002%, Due 6/1/2051, Series 2021	100,000	105,799
Sutter Health, 2.294%, Due 8/15/2030, Series 20A	95,000	98,219
UnitedHealth Group, Inc.,
0.550%, Due 5/15/2024	350,000	350,563
1.150%, Due 5/15/2026	55,000	55,475

		897,676

Pharmaceuticals - 0.90%
AbbVie, Inc.,
4.450%, Due 5/14/2046	60,000	74,073
4.250%, Due 11/21/2049	85,000	104,100
Bristol-Myers Squibb Co.,
0.750%, Due 11/13/2025	350,000	349,727
3.400%, Due 7/26/2029	650,000	736,050
2.350%, Due 11/13/2040	60,000	58,923
Cigna Corp., 4.125%, Due 11/15/2025	50,000	56,239
CVS Health Corp.,
4.300%, Due 3/25/2028	100,000	115,699
5.050%, Due 3/25/2048	30,000	39,934
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	65,000	67,957
Viatris, Inc., 3.850%, Due 6/22/2040C	45,000	49,005
Zoetis, Inc., 3.000%, Due 9/12/2027	60,000	65,528

		1,717,235

Total Consumer, Non-Cyclical		3,338,512

Energy - 0.69%
Oil & Gas - 0.30%
BP Capital Markets America, Inc., 3.017%, Due 1/16/2027	35,000	37,991
Chevron USA, Inc., 2.343%, Due 8/12/2050	65,000	60,533
ConocoPhillips, 4.300%, Due 8/15/2028C	60,000	70,389
Diamondback Energy, Inc.,
2.875%, Due 12/1/2024	70,000	73,709
3.125%, Due 3/24/2031	35,000	36,702
EOG Resources, Inc., 4.375%, Due 4/15/2030	40,000	47,892

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.73% (continued)
Energy - 0.69% (continued)
Oil & Gas - 0.30% (continued)
Marathon Petroleum Corp.,
4.500%, Due 5/1/2023	$65,000	$69,146
5.125%, Due 12/15/2026	60,000	70,688
Pioneer Natural Resources Co.,
1.900%, Due 8/15/2030	45,000	43,634
2.150%, Due 1/15/2031	25,000	24,662
Valero Energy Corp., 2.700%, Due 4/15/2023	30,000	31,072

		566,418

Pipelines - 0.39%
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	61,000	68,808
Energy Transfer LP, 4.250%, Due 4/1/2024	38,000	40,894
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	35,000	49,691
MPLX LP,
1.750%, Due 3/1/2026	85,000	86,344
4.125%, Due 3/1/2027	45,000	50,712
5.200%, Due 3/1/2047	31,000	38,433
ONEOK, Inc., 4.550%, Due 7/15/2028	65,000	74,866
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	33,000	36,292
3.750%, Due 3/1/2028	40,000	44,308
Sabine Pass Liquefaction LLC,
5.625%, Due 4/15/2023	60,000	64,254
5.625%, Due 3/1/2025	45,000	51,522
4.200%, Due 3/15/2028	50,000	56,669
Williams Cos., Inc., 5.400%, Due 3/4/2044	60,000	77,040

		739,833

Total Energy		1,306,251

Financial - 4.32%
Banks - 2.91%
Bank of America Corp.,
4.125%, Due 1/22/2024	193,000	209,779
1.734%, Due 7/22/2027, (SOFR + 0.960%)D	350,000	356,085
2.087%, Due 6/14/2029, (SOFR + 1.060%)D	50,000	50,898
2.299%, Due 7/21/2032, (SOFR + 1.220%)D	160,000	161,410
6.110%, Due 1/29/2037	176,000	244,612
5.000%, Due 1/21/2044	145,000	196,916
Citigroup, Inc.,
4.412%, Due 3/31/2031, (SOFR + 3.914%)D	245,000	287,588
5.875%, Due 1/30/2042	145,000	211,108
Fifth Third Bank N.A., 2.250%, Due 2/1/2027	500,000	528,276
Goldman Sachs Group, Inc.,
5.750%, Due 1/24/2022	385,000	395,054
1.431%, Due 3/9/2027, (SOFR + 0.798%)D	125,000	125,577
1.542%, Due 9/10/2027, (SOFR + 0.818%)D	100,000	100,536
2.615%, Due 4/22/2032, (SOFR + 1.281%)D	55,000	56,872
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	470,871
2.301%, Due 10/15/2025, (SOFR + 1.160%)D	180,000	187,833
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)D	105,000	117,136
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)D	90,000	105,047
5.500%, Due 10/15/2040	313,000	435,744
Morgan Stanley,
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)D	90,000	100,209
1.794%, Due 2/13/2032, (SOFR + 1.034%)D	115,000	111,674

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.73% (continued)
Financial - 4.32% (continued)
Banks - 2.91% (continued)
Morgan Stanley (continued)
0.864%, Due 10/21/2025, Series I, (SOFR + 0.745%)D	$35,000	$35,021
PNC Financial Services Group, Inc.,
3.500%, Due 1/23/2024	80,000	85,773
2.550%, Due 1/22/2030	500,000	529,500
State Street Corp.,
2.354%, Due 11/1/2025, (SOFR + 0.940%)D	65,000	68,514
2.200%, Due 3/3/2031	55,000	56,542
Truist Financial Corp., 1.267%, Due 3/2/2027, (SOFR + 0.609%)D	55,000	55,279
Wells Fargo & Co.,
2.572%, Due 2/11/2031, (SOFR + 1.262%)D	160,000	166,820
4.750%, Due 12/7/2046	60,000	76,999

		5,527,673

Diversified Financial Services - 0.17%
American Express Co., 4.200%, Due 11/6/2025	60,000	68,316
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	60,000	67,184
Charles Schwab Corp.,
0.750%, Due 3/18/2024	45,000	45,330
3.250%, Due 5/22/2029	65,000	72,245
Visa, Inc., 3.150%, Due 12/14/2025	60,000	65,793

		318,868

Insurance - 0.73%
American International Group, Inc., 4.875%, Due 6/1/2022	289,000	299,619
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	65,000	71,639
CNA Financial Corp., 2.050%, Due 8/15/2030	55,000	54,894
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	245,371
4.721%, Due 12/15/2044	193,000	255,786
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	405,946
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	52,000	58,840

		1,392,095

REITS - 0.51%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	65,000	62,829
American Tower Corp., 2.950%, Due 1/15/2051	60,000	58,973
Camden Property Trust, 3.150%, Due 7/1/2029	60,000	66,284
Crown Castle International Corp.,
3.800%, Due 2/15/2028	60,000	67,379
2.900%, Due 4/1/2041	55,000	54,223
Digital Realty Trust LP, 3.700%, Due 8/15/2027	55,000	61,944
ERP Operating LP, 3.000%, Due 4/15/2023	37,000	38,427
Healthpeak Properties, Inc., 3.250%, Due 7/15/2026	35,000	38,227
National Retail Properties, Inc., 3.500%, Due 4/15/2051	45,000	48,499
Omega Healthcare Investors, Inc., 3.250%, Due 4/15/2033	80,000	81,674
Prologis LP, 1.250%, Due 10/15/2030	50,000	47,866
Simon Property Group LP, 3.375%, Due 10/1/2024	313,000	337,592

		963,917

Total Financial		8,202,553

Industrial - 1.43%
Aerospace/Defense - 0.33%
Boeing Co., 2.750%, Due 2/1/2026	75,000	78,418
General Dynamics Corp., 3.500%, Due 5/15/2025	75,000	82,274

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.73% (continued)
Industrial - 1.43% (continued)
Aerospace/Defense - 0.33% (continued)
Northrop Grumman Corp., 3.850%, Due 4/15/2045	$55,000	$63,968
Raytheon Technologies Corp., 6.125%, Due 7/15/2038	282,000	405,802

		630,462

Building Materials - 0.11%
Carrier Global Corp., 2.242%, Due 2/15/2025	50,000	52,319
Martin Marietta Materials, Inc., 0.650%, Due 7/15/2023	55,000	55,108
Vulcan Materials Co., 3.500%, Due 6/1/2030	95,000	105,799

		213,226

Electrical Components & Equipment - 0.03%
Emerson Electric Co., 1.800%, Due 10/15/2027	60,000	61,987

Electronics - 0.03%
Agilent Technologies, Inc., 2.100%, Due 6/4/2030	65,000	65,410

Environmental Control - 0.04%
Republic Services, Inc., 2.500%, Due 8/15/2024	65,000	68,320

Machinery - Diversified - 0.28%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	534,131

Metal Fabricate/Hardware - 0.03%
Precision Castparts Corp., 3.250%, Due 6/15/2025	60,000	65,462

Miscellaneous Manufacturing - 0.08%
General Electric Co.,
3.450%, Due 5/15/2024	65,000	69,552
3.450%, Due 5/1/2027	65,000	72,028

		141,580

Packaging & Containers - 0.09%
Amcor Flexibles North America, Inc., 2.690%, Due 5/25/2031	55,000	57,375
Berry Global, Inc., 1.650%, Due 1/15/2027C	110,000	109,939

		167,314

Transportation - 0.41%
Burlington Northern Santa Fe LLC, 5.750%, Due 5/1/2040	202,000	291,093
CSX Corp., 5.500%, Due 4/15/2041	157,000	217,517
FedEx Corp., 3.250%, Due 5/15/2041	55,000	58,124
Norfolk Southern Corp., 2.900%, Due 6/15/2026	60,000	65,012
Union Pacific Corp., 4.100%, Due 9/15/2067	55,000	66,597
United Parcel Service, Inc., 3.400%, Due 3/15/2029	65,000	73,426

		771,769

Total Industrial		2,719,661

Technology - 1.37%
Computers - 1.09%
Apple, Inc.,
1.400%, Due 8/5/2028	200,000	199,160
2.200%, Due 9/11/2029	300,000	313,863
Dell International LLC / EMC Corp., 5.300%, Due 10/1/2029	65,000	79,508
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	692,078
HP, Inc., 4.050%, Due 9/15/2022	145,000	150,832

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.73% (continued)
Technology - 1.37% (continued)
Computers - 1.09% (continued)
International Business Machines Corp., 4.250%, Due 5/15/2049	$500,000	$628,027

		2,063,468

Semiconductors - 0.14%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, Due 1/15/2025	55,000	58,807
Lam Research Corp.,
3.750%, Due 3/15/2026	35,000	39,225
1.900%, Due 6/15/2030	75,000	76,579
Microchip Technology, Inc., 0.983%, Due 9/1/2024C	40,000	39,942
QUALCOMM, Inc., 1.650%, Due 5/20/2032	59,000	57,481

		272,034

Software - 0.14%
Fiserv, Inc., 3.500%, Due 7/1/2029	75,000	83,693
Oracle Corp., 4.300%, Due 7/8/2034	92,000	108,735
VMware, Inc., 2.200%, Due 8/15/2031	80,000	79,911

		272,339

Total Technology		2,607,841

Utilities - 1.28%
Electric - 1.15%
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	25,000	31,515
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	277,000	395,994
Consolidated Edison Co. of New York, Inc.,
4.625%, Due 12/1/2054	40,000	51,490
5.500%, Due 12/1/2039, Series 09-C	169,000	229,388
Consumers Energy Co., 2.500%, Due 5/1/2060	80,000	74,859
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	55,000	60,945
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	115,000	115,340
Duke Energy Corp., 3.750%, Due 4/15/2024	45,000	48,452
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	100,000	122,953
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	55,000	61,222
Entergy Corp., 2.800%, Due 6/15/2030	45,000	47,632
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	47,000	55,804
Exelon Corp., 4.050%, Due 4/15/2030	60,000	69,275
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	62,060
Kentucky Utilities Co., 3.300%, Due 6/1/2050	60,000	65,622
National Rural Utilities Cooperative Finance Corp.,
2.950%, Due 2/7/2024	55,000	58,143
4.300%, Due 3/15/2049	40,000	51,308
Northern States Power Co., 2.600%, Due 6/1/2051	70,000	69,678
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	60,000	63,737
Oklahoma Gas and Electric Co., 0.553%, Due 5/26/2023	85,000	85,046
Southwestern Electric Power Co., 3.550%, Due 2/15/2022	289,000	291,539
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	66,000	72,304

		2,184,306

Gas - 0.13%
National Fuel Gas Co., 3.950%, Due 9/15/2027	80,000	87,060
NiSource, Inc.,
3.490%, Due 5/15/2027	45,000	50,034
3.950%, Due 3/30/2048	55,000	64,101

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.73% (continued)
Utilities - 1.28% (continued)
Gas - 0.13% (continued)
Southern California Gas Co., 2.550%, Due 2/1/2030	$40,000	$42,020

		243,215

Total Utilities		2,427,521

Total Corporate Obligations (Cost $23,606,729)		26,056,993

FOREIGN CORPORATE OBLIGATIONS - 2.17%
Basic Materials - 0.05%
Chemicals - 0.03%
Nutrien Ltd., 4.000%, Due 12/15/2026	44,000	49,728

Mining - 0.02%
Teck Resources Ltd., 6.000%, Due 8/15/2040	30,000	39,076

Total Basic Materials		88,804

Communications - 0.65%
Internet - 0.18%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	338,990

Media - 0.19%
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	156,186
3.850%, Due 9/29/2024	193,000	209,178

		365,364

Telecommunications - 0.28%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	243,076
Bell Canada, Inc., 4.464%, Due 4/1/2048	25,000	31,224
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042C	150,000	189,758
Rogers Communications, Inc., 3.625%, Due 12/15/2025	60,000	66,322

		530,380

Total Communications		1,234,734

Consumer, Non-Cyclical - 0.54%
Agriculture - 0.10%
BAT Capital Corp., 2.259%, Due 3/25/2028	105,000	105,621
Reynolds American, Inc., 5.700%, Due 8/15/2035	65,000	80,214

		185,835

Beverages - 0.44%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	35,000	44,827
Anheuser-Busch InBev Worldwide, Inc.,
5.450%, Due 1/23/2039	500,000	665,534
5.550%, Due 1/23/2049	35,000	49,118
Coca-Cola Femsa SAB de CV, 2.750%, Due 1/22/2030	70,000	73,651

		833,130

Total Consumer, Non-Cyclical		1,018,965

Energy - 0.49%
Oil & Gas - 0.35%
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049C	500,000	585,000

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.17% (continued)
Energy - 0.49% (continued)
Oil & Gas - 0.35% (continued)
TotalEnergies Capital International SA, 3.127%, Due 5/29/2050	$70,000	$73,012

		658,012

Pipelines - 0.14%
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	154,304
6.100%, Due 6/1/2040	82,000	114,273

		268,577

Total Energy		926,589

Financial - 0.26%
Banks - 0.26%
Bank of Montreal, 3.300%, Due 2/5/2024, Series E	75,000	80,255
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	75,000	78,216
Royal Bank of Canada, 2.250%, Due 11/1/2024	115,000	120,669
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	160,000	171,096
Westpac Banking Corp., 1.150%, Due 6/3/2026	50,000	50,485

		500,721

Total Financial		500,721

Industrial - 0.18%
Aerospace/Defense - 0.18%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024C	313,000	340,928

Total Foreign Corporate Obligations (Cost $3,549,814)		4,110,741

FOREIGN SOVEREIGN OBLIGATIONS - 0.04% (Cost $70,093)
Mexico Government International Bond, 4.600%, Due 1/23/2046	65,000	70,460

ASSET-BACKED OBLIGATIONS - 0.82%
AmeriCredit Automobile Receivables Trust,
0.370%, Due 8/18/2025, 2021 1 A3	85,000	85,145
0.340%, Due 12/18/2026, 2021 2 A3	70,000	69,960
Capital One Multi-Asset Execution Trust, 0.550%, Due 7/15/2026, 2021 A1	115,000	115,130
CNH Equipment Trust,
1.160%, Due 6/16/2025, 2020 A A3	105,000	105,945
0.400%, Due 12/15/2025, 2021 A A3	95,000	95,106
GM Financial Consumer Automobile Receivables Trust,
1.840%, Due 9/16/2024, 2020 1 A3	121,321	122,586
1.490%, Due 12/16/2024, 2020 2 A3	45,000	45,538
Mercedes-Benz Auto Lease Trust, 0.400%, Due 11/15/2024, 2021 B A3	150,000	150,178
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	65,443	67,541
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AC	135,000	138,017
Toyota Auto Receivables Owner Trust, 1.360%, Due 8/15/2024, 2020 B A3	145,000	146,547
Verizon Master Trust, 0.500%, Due 5/20/2027, 2021 1 A	200,000	200,345
Verizon Owner Trust, 1.850%, Due 7/22/2024, 2020 A A1A	210,000	213,375

Total Asset-Backed Obligations (Cost $1,542,379)		1,555,413

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.00% (Cost $5,035)
Freddie Mac REMIC Trust, 3.000%, Due 1/15/2047, 4881 PB	5,034	5,052

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.13%
Cold Storage Trust, 0.993%, Due 11/15/2037, 2020-ICE5 A, (1-mo. USD LIBOR + 0.900%)C D	113,044	113,434
Ginnie Mae REMIC Trust, 1.368%, Due 11/16/2041, 2013-125 AB	61,030	61,074

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.13% (continued)
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	$78,569	$79,450

Total Commercial Mortgage-Backed Obligations (Cost $253,214)		253,958

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.25%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	22,227	23,978
3.000%, Due 11/1/2032	75,276	80,177
5.000%, Due 8/1/2033	25,387	28,913
5.500%, Due 2/1/2034	24,979	28,919
2.500%, Due 6/1/2035	99,751	104,818
1.500%, Due 3/1/2036	158,455	161,515
2.000%, Due 3/1/2036	278,638	289,300
2.000%, Due 10/1/2040	102,093	104,621
2.000%, Due 1/1/2041	233,070	239,429
4.000%, Due 1/1/2041	73,380	80,574
4.500%, Due 2/1/2041	50,292	55,598
3.500%, Due 6/1/2042	218,895	237,470
3.000%, Due 4/1/2047	218,639	236,461
3.500%, Due 1/1/2048	240,352	258,360
4.000%, Due 4/1/2048	112,341	121,016
3.000%, Due 8/1/2048	164,952	176,577
3.000%, Due 11/1/2049	344,072	362,474

		2,590,200

Federal National Mortgage Association,
3.500%, Due 1/1/2028	21,005	22,533
5.000%, Due 3/1/2034	27,846	31,086
4.500%, Due 4/1/2034	49,533	54,191
3.000%, Due 10/1/2034	7,652	8,091
2.000%, Due 11/1/2035	220,025	229,194
2.000%, Due 12/1/2035	83,817	87,185
2.000%, Due 1/1/2036	151,759	157,566
2.000%, Due 5/1/2036	73,403	76,212
2.000%, Due 6/1/2036	103,981	107,959
3.500%, Due 6/1/2037	136,098	146,936
5.500%, Due 6/1/2038	5,566	6,477
4.500%, Due 1/1/2040	53,077	59,034
5.000%, Due 5/1/2040	89,834	102,001
5.000%, Due 6/1/2040	67,887	76,858
4.000%, Due 9/1/2040	44,004	48,078
4.000%, Due 1/1/2041	97,896	107,292
3.000%, Due 6/1/2043	412,600	441,082
3.500%, Due 7/1/2043	84,354	91,537
3.000%, Due 8/1/2043	373,978	399,611
4.000%, Due 11/1/2044	59,291	65,188
4.000%, Due 7/1/2045	255,409	280,611
3.500%, Due 8/1/2045	50,929	54,834
3.500%, Due 11/1/2045	454,022	488,669
3.500%, Due 5/1/2046	62,336	66,723
4.000%, Due 7/1/2046	91,508	99,928
3.000%, Due 10/1/2046	33,496	35,462
3.000%, Due 11/1/2046	190,996	204,796
3.000%, Due 12/1/2046	125,487	134,645
3.500%, Due 3/1/2047	46,995	50,660
4.500%, Due 7/1/2047	35,405	38,447
4.500%, Due 8/1/2047	50,091	54,460
3.500%, Due 9/1/2047	58,168	62,901
4.000%, Due 3/1/2048	79,657	85,304
4.500%, Due 4/1/2048	29,394	31,589

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.25% (continued)
Federal National Mortgage Association (continued)
4.500%, Due 7/1/2048	$153,464	$166,070
4.000%, Due 10/1/2049	115,839	123,833
4.500%, Due 10/1/2049	203,884	219,984
4.000%, Due 11/1/2049	268,970	290,898
2.500%, Due 8/1/2050	458,842	479,334
3.000%, Due 8/1/2050	132,667	141,093
2.500%, Due 9/1/2050	153,609	160,557
2.500%, Due 10/1/2050	83,184	86,713
3.000%, Due 10/1/2050	331,951	353,994
2.000%, Due 3/1/2051	515,469	528,438
2.000%, Due 4/1/2051	293,483	301,515
3.000%, Due 5/1/2051	151,214	162,653
3.000%, Due 6/1/2051	173,097	184,414
3.500%, Due 6/1/2051	387,149	415,831

		7,622,467

Government National Mortgage Association,
6.500%, Due 8/15/2027	18,479	20,660
6.500%, Due 11/15/2027	22,125	24,735
7.500%, Due 12/15/2028	20,377	23,215
5.500%, Due 7/15/2033	26,050	30,390
6.000%, Due 12/15/2033	36,000	42,812
5.500%, Due 2/20/2034	35,719	41,872
5.000%, Due 10/15/2039	60,835	70,416
3.500%, Due 9/15/2041	128,908	138,418
3.500%, Due 8/20/2047	28,884	30,636
3.500%, Due 10/20/2047	27,096	28,853
4.000%, Due 1/20/2048	141,963	151,148
5.000%, Due 1/20/2050	78,149	83,952
4.500%, Due 2/20/2050	76,989	81,852
5.000%, Due 2/20/2050	39,779	43,001
4.000%, Due 5/20/2051	207,274	221,235
2.500%, Due 6/20/2051	194,378	202,067
3.000%, Due 6/20/2051	94,634	99,486
2.500%, Due 7/20/2051	295,000	306,756

		1,641,504

Total U.S. Agency Mortgage-Backed Obligations (Cost $11,491,624)		11,854,171

U.S. TREASURY OBLIGATIONS - 12.69%
U.S. Treasury Notes/Bonds,
2.000%, Due 2/15/2022	664,000	670,847
1.750%, Due 9/30/2022	500,000	509,570
1.625%, Due 11/15/2022	964,000	982,828
2.000%, Due 2/15/2023	500,000	514,219
2.750%, Due 7/31/2023	500,000	525,527
2.500%, Due 8/15/2023	964,000	1,009,074
2.125%, Due 7/31/2024	250,000	263,203
1.250%, Due 8/31/2024	1,335,000	1,370,826
1.750%, Due 12/31/2024	700,000	731,227
1.125%, Due 2/28/2025	2,295,000	2,347,982
2.875%, Due 7/31/2025	500,000	546,016
6.875%, Due 8/15/2025	279,000	349,513
1.625%, Due 10/31/2026	500,000	522,695
2.000%, Due 11/15/2026	500,000	532,305
1.750%, Due 12/31/2026	650,000	684,049
1.500%, Due 1/31/2027	2,680,000	2,784,269
2.875%, Due 5/15/2028	200,000	225,094
2.875%, Due 8/15/2028	100,000	112,742

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 12.69% (continued)
U.S. Treasury Notes/Bonds (continued)
5.250%, Due 11/15/2028	$217,000	$281,922
2.625%, Due 2/15/2029	450,000	500,959
2.375%, Due 5/15/2029	450,000	493,295
1.625%, Due 8/15/2029	350,000	364,164
1.750%, Due 11/15/2029	1,700,000	1,785,598
1.500%, Due 2/15/2030	2,745,000	2,822,632
4.750%, Due 2/15/2037	304,000	441,311
4.500%, Due 8/15/2039	241,000	348,669
2.250%, Due 5/15/2041	400,000	429,125
2.750%, Due 8/15/2042	250,000	290,449
2.875%, Due 5/15/2049	500,000	606,367
1.375%, Due 8/15/2050	1,180,000	1,036,049

		24,082,526

Total U.S. Treasury Obligations (Cost $23,286,701)		24,082,526

	Shares
SHORT-TERM INVESTMENTS - 4.25% (Cost $8,070,898)
Investment Companies - 4.25%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	8,070,898	8,070,898

TOTAL INVESTMENTS - 100.48% (Cost $153,880,074)		190,713,726
LIABILITIES, NET OF OTHER ASSETS - (0.48%)		(901,982)

TOTAL NET ASSETS - 100.00%		$189,811,744

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2021.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,730,233 or 0.91% of net assets. The Fund has no right to demand registration of these securities.

D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2021.

E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

ADR - American Depositary Receipt.
DAC - Designated Activity Company.
LIBOR - London Interbank Offered Rate.
LLC - Limited Liability Company.
LP - Limited Partnership.
PLC - Public Limited Company.
PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.
REMIC - Real Estate Mortgage Investment Conduit. SOFR - Secured Overnight Financing Rate.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

Long Futures Contracts Open on July 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	23	September 2021	$4,865,136	$5,047,925	$182,789

			$4,865,136	$5,047,925	$182,789

Index Abbreviations:
S&P 500 Index	U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2021, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$114,653,514	$—	$—	$114,653,514
Corporate Obligations	—	26,056,993	—	26,056,993
Foreign Corporate Obligations	—	4,110,741	—	4,110,741
Foreign Sovereign Obligations	—	70,460	—	70,460
Asset-Backed Obligations	—	1,555,413	—	1,555,413
Collateralized Mortgage Obligations	—	5,052	—	5,052
Commercial Mortgage-Backed Obligations	—	253,958	—	253,958
U.S. Agency Mortgage-Backed Obligations	—	11,854,171	—	11,854,171
U.S. Treasury Obligations	—	24,082,526	—	24,082,526
Investment Companies	8,070,898	—	—	8,070,898

Total Investments in Securities - Assets	$122,724,412	$67,989,314	$—	$190,713,726

Financial Derivative Instruments - Assets
Futures Contracts	$182,789	$—	$—	$182,789

Total Financial Derivative Instruments - Assets	$182,789	$—	$—	$182,789

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 30.97%
Communications - 1.06%
Media - 1.06%
Walt Disney Co., 7.430%, Due 10/1/2026	$3,037,000	$3,981,083

Financial - 18.48%
Banks - 14.18%
Bank of America Corp., 3.974%, Due 2/7/2030, (3-mo. USD LIBOR + 1.210%)A	6,113,000	6,949,855
Citigroup, Inc., 3.980%, Due 3/20/2030, (3-mo. USD LIBOR + 1.338%)A	6,030,000	6,863,204
Goldman Sachs Group, Inc., 4.223%, Due 5/1/2029, (3-mo. USD LIBOR + 1.301%)A	8,600,000	9,883,720
JPMorgan Chase & Co., 2.083%, Due 4/22/2026, (SOFR + 1.850%)A	7,450,000	7,725,948
Morgan Stanley, 0.731%, Due 4/5/2024, (SOFR + 0.616%)A	11,125,000	11,162,769
Wells Fargo & Co., 4.478%, Due 4/4/2031, (SOFR + 4.032%)A	9,125,000	10,872,096

		53,457,592

Diversified Financial Services - 4.30%
American Express Co., 0.736%, Due 8/1/2022, (3-mo. USD LIBOR + 0.610%)A	12,120,000	12,175,539
American Express Credit Corp., 0.829%, Due 3/3/2022, (3-mo. USD LIBOR + 0.700%)A	4,029,000	4,043,108

		16,218,647

Total Financial		69,676,239

Industrial - 5.15%
Machinery - Diversified - 2.79%
John Deere Capital Corp., 0.608%, Due 9/8/2022, (3-mo. USD LIBOR + 0.480%)A	10,478,000	10,533,179

Transportation - 2.36%
United Parcel Service, Inc., 0.595%, Due 4/1/2023, (3-mo. USD LIBOR + 0.450%)A	8,849,000	8,898,234

Total Industrial		19,431,413

Technology - 4.35%
Computers - 2.28%
International Business Machines Corp., 7.000%, Due 10/30/2025	6,860,000	8,582,544

Semiconductors - 2.07%
Intel Corp., 3.400%, Due 3/25/2025	7,170,000	7,825,115

Total Technology		16,407,659

Utilities - 1.93%
Electric - 1.93%
Duke Energy Progress LLC, 0.335%, Due 2/18/2022, Series A, (3-mo. USD LIBOR + 0.180%)A	7,270,000	7,270,132

Total Corporate Obligations (Cost $115,912,961)		116,766,526

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 59.64%
Federal Home Loan Mortgage Corp.,
4.000%, Due 12/1/2034	10,698,565	11,391,680
3.000%, Due 2/1/2035	13,614,269	14,313,073
4.000%, Due 2/1/2039	7,677,033	8,249,184
4.000%, Due 4/1/2039	9,893,096	10,633,364
3.500%, Due 8/1/2039	8,177,561	8,722,561
3.500%, Due 10/1/2039	6,715,384	7,129,864
3.000%, Due 1/1/2040	6,541,599	6,867,006
3.500%, Due 8/1/2040	5,465,734	5,814,984
Federal National Mortgage Association,
3.500%, Due 9/1/2033	9,395,336	10,041,472
4.000%, Due 2/1/2034B	9,174,053	9,756,330

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 59.64% (continued)
Federal National Mortgage Association (continued)
4.000%, Due 6/1/2034B	$10,185,789	$10,886,962
3.500%, Due 5/1/2035B	5,968,535	6,372,234
3.500%, Due 3/1/2037	6,812,051	7,346,753
3.500%, Due 4/1/2037	4,708,655	5,056,464
3.000%, Due 10/1/2037	6,059,111	6,366,446
3.500%, Due 5/1/2038B	4,855,031	5,179,272
4.000%, Due 5/1/2039	5,685,151	6,115,418
4.500%, Due 6/1/2039B	13,659,524	14,787,041
4.000%, Due 9/1/2039	9,830,967	10,561,532
3.500%, Due 10/1/2039	8,398,865	8,908,971
3.500%, Due 11/1/2039B	7,237,199	7,668,566
3.500%, Due 3/1/2040B	4,835,382	5,139,067
3.500%, Due 4/1/2040B	8,823,519	9,334,078
3.000%, Due 7/1/2040B	12,010,876	12,604,439
4.000%, Due 8/1/2040B	7,440,233	8,001,459
4.000%, Due 6/1/2049B	7,108,966	7,576,971

Total U.S. Agency Mortgage-Backed Obligations (Cost $224,422,050)		224,825,191

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.93% (Cost $3,505,000)
Federal Agricultural Mortgage Corp., 0.025%, Due 1/25/2022, (3-mo. USD LIBOR - 0.100%)A	3,505,000	3,504,161

SHORT-TERM INVESTMENTS - 7.73% (Cost $29,129,752)
U.S. Treasury Obligations - 7.73%
U.S. Treasury Bill, 0.030%, Due 8/13/2021	29,130,000	29,129,707

TOTAL INVESTMENTS - 99.27% (Cost $372,969,763)		374,225,585
OTHER ASSETS, NET OF LIABILITIES - 0.73%		2,742,266

TOTAL NET ASSETS - 100.00%		$376,967,851

Percentages are stated as a percent of net assets.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2021.

B	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

LIBOR - London Interbank Offered Rate.
LLC - Limited Liability Company.
PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.
SOFR - Secured Overnight Financing Rate.
USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2021, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$116,766,526	$—	$116,766,526
U.S. Agency Mortgage-Backed Obligations	—	224,825,191	—	224,825,191

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

U.S. Government Agency Obligations	—	3,504,161	—	3,504,161
Short-Term Investments	—	29,129,707	—	29,129,707

Total Investments in Securities - Assets	$—	$374,225,585	$—	$374,225,585

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
Canada - 2.51%
Common Stocks - 2.51%
Air CanadaA B	667,900	$13,372,990
CAE, Inc.B	269,810	8,233,141
Cogeco Communications, Inc.A	68,988	6,532,184
Linamar Corp.	104,094	6,159,201
Suncor Energy, Inc.	505,699	9,955,088
Teck Resources Ltd., Class BA	574,284	13,116,646

Total Common Stocks		57,369,250

Total Canada (Cost $55,595,677)		57,369,250

China/Hong Kong - 3.84%
Common Stocks - 3.84%
Alibaba Group Holding Ltd.B C	744,000	18,180,713
ArcelorMittal SAC	263,815	9,214,301
Baidu, Inc., Class AB C	910,450	18,566,726
ESR Cayman Ltd.B C D	2,888,400	10,157,970
Sands China Ltd.B C	2,321,600	7,944,548
Tencent Holdings Ltd.C	383,400	23,660,129

Total Common Stocks		87,724,387

Total China/Hong Kong (Cost $93,341,056)		87,724,387

Denmark - 1.40%
Common Stocks - 1.40%
Carlsberg A/S, Class BC	77,983	14,431,547
Vestas Wind Systems A/SC	474,833	17,508,267

Total Common Stocks		31,939,814

Total Denmark (Cost $19,798,258)		31,939,814

Finland - 0.74%
Common Stocks - 0.74%
Nordea Bank AbpC	953,712	11,159,671
Sampo OYJ, Class AC	119,173	5,746,454

Total Common Stocks		16,906,125

Total Finland (Cost $14,779,757)		16,906,125

France - 15.60%
Common Stocks - 15.60%
Air Liquide SAC	97,268	16,908,876
Airbus SEB C	114,679	15,732,329
Alstom SAB C	383,134	15,899,481
Atos SEC	189,231	9,054,695
AXA SAC	592,885	15,346,525
BNP Paribas SAC	478,634	29,119,468
Capgemini SEC	64,039	13,853,997
Carrefour SAC	12,304	228,693
Danone SAC	178,977	13,174,555
Engie SAC	1,363,968	18,201,565
Pernod Ricard SAC	42,959	9,481,567
Publicis Groupe SAC	361,535	22,817,856
SanofiC	830,102	85,540,399
Societe Generale SAC	423,395	12,404,262
TotalEnergies SEC	1,057,731	46,122,834
ValeoC	140,346	4,057,111
Vinci SAC	90,607	9,580,163

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
France - 15.60% (continued)
Common Stocks - 15.60% (continued)
Vivendi SEC	564,979	$19,084,197

Total Common Stocks		356,608,573

Total France (Cost $315,163,602)		356,608,573

Germany - 10.01%
Common Stocks - 9.18%
adidas AGC	21,621	7,854,206
BASF SEC	208,982	16,420,851
Bayer AGC	139,378	8,312,523
Bayerische Motoren Werke AGC	271,000	26,958,465
Continental AGB C	81,002	11,008,976
Daimler AGC	285,370	25,493,190
Infineon Technologies AGC	372,125	14,188,800
Merck KGaAC	75,937	15,557,965
MTU Aero Engines AGC	62,022	15,528,553
ProSiebenSat.1 Media SEC	604,551	11,510,798
RWE AGC	475,764	16,941,003
SAP SEC	162,405	23,293,090
Siemens AGC	107,229	16,741,457

Total Common Stocks		209,809,877

Preferred Stocks - 0.83%
Volkswagen AGC E	78,264	19,098,305

Total Germany (Cost $172,286,385)		228,908,182

Ireland - 1.02% (Cost $15,314,006)
Common Stocks - 1.02%
Ryanair Holdings PLC, ADRB	215,055	23,449,597

Israel - 0.45% (Cost $8,187,458)
Common Stocks - 0.45%
Bank Leumi Le-Israel BMB C	1,333,711	10,197,922

Italy - 3.63%
Common Stocks - 3.63%
Enel SpAC	3,900,760	36,018,769
Eni SpAC	783,084	9,249,841
UniCredit SpAC	3,150,307	37,677,738

Total Common Stocks		82,946,348

Total Italy (Cost $80,892,904)		82,946,348

Japan - 17.38%
Common Stocks - 17.38%
Alfresa Holdings Corp.C	725,300	11,092,545
Asics Corp.C	255,900	5,673,128
Daiwa House Industry Co. Ltd.C	475,855	14,600,086
Digital Garage, Inc.C	158,200	6,568,882
Dowa Holdings Co. Ltd.C	139,100	5,407,677
FANUC Corp.C	64,100	14,355,963
Fujitsu Ltd.C	65,184	11,073,057
Haseko Corp.C	1,042,800	14,119,169
Hazama Ando Corp.C	515,900	3,924,104
Hitachi Ltd.C	319,900	18,372,064
Makita Corp.C	278,100	14,430,202
Matsumotokiyoshi Holdings Co. Ltd.C	219,100	9,728,808

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
Japan - 17.38% (continued)
Common Stocks - 17.38% (continued)
Mitsubishi UFJ Financial Group, Inc.C	6,122,700	$32,439,654
Mizuho Financial Group, Inc.C	1,285,380	18,352,152
Murata Manufacturing Co. Ltd.C	240,100	19,909,480
Nexon Co. Ltd.A C	370,159	7,706,983
Nippon Television Holdings, Inc.C	125,700	1,400,591
Nissan Motor Co. Ltd.A B C	4,473,300	25,893,875
Ryohin Keikaku Co. Ltd.C	390,500	7,980,028
Sompo Holdings, Inc.C	250,300	10,357,542
Sumitomo Mitsui Financial Group, Inc.C	1,215,100	40,958,524
Sumitomo Rubber Industries Ltd.C	620,300	8,343,009
Suzuken Co. Ltd.C	289,400	8,398,745
Suzuki Motor Corp.C	218,100	8,876,333
Taisei Corp.C	396,700	13,421,875
Takeda Pharmaceutical Co. Ltd.C	1,373,700	45,664,274
Toho Holdings Co. Ltd.C	246,800	4,152,804
Yamaha Corp.C	257,200	14,247,038

Total Common Stocks		397,448,592

Total Japan (Cost $384,341,518)		397,448,592

Netherlands - 3.63%
Common Stocks - 3.63%
Aegon NVC	5,139,530	21,850,524
Akzo Nobel NVC	247,219	30,571,400
ING Groep NVC	581,274	7,443,519
JDE Peet’s NVC	169,252	5,697,484
Wolters Kluwer NVC	152,774	17,426,324

Total Common Stocks		82,989,251

Total Netherlands (Cost $62,378,815)		82,989,251

Norway - 0.93%
Common Stocks - 0.93%
Equinor ASAC	459,046	8,980,271
Telenor ASAC	713,041	12,380,266

Total Common Stocks		21,360,537

Total Norway (Cost $19,848,254)		21,360,537

Portugal - 0.28% (Cost $7,421,894)
Common Stocks - 0.28%
Galp Energia SGPS SAC	667,896	6,521,628

Republic of Korea - 2.66%
Common Stocks - 2.66%
Hana Financial Group, Inc.C	90,297	3,410,672
Samsung Electronics Co. Ltd.C	576,958	39,454,751
SK Hynix, Inc.C	182,730	17,976,176

Total Common Stocks		60,841,599

Total Republic of Korea (Cost $39,652,432)		60,841,599

Singapore - 0.55% (Cost $7,987,375)
Common Stocks - 0.55%
DBS Group Holdings Ltd.C	561,510	12,601,215

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
South Africa - 0.55% (Cost $11,474,965)
Common Stocks - 0.55%
Anglo American PLCC	282,654	$12,521,871

Spain - 4.35%
Common Stocks - 4.35%
Aena SME SAB C D	77,530	12,347,017
Amadeus IT Group SAB C	337,924	22,122,833
Banco Bilbao Vizcaya Argentaria SAB C	2,719,607	17,443,927
Banco Santander SAB C	3,188,017	11,663,035
CaixaBank SAC	4,351,131	12,935,519
Indra Sistemas SAB C	468,444	4,899,541
Industria de Diseno Textil SAC	353,455	11,992,020
Telefonica SAC	1,297,583	5,952,357

Total Common Stocks		99,356,249

Total Spain (Cost $81,374,874)		99,356,249

Sweden - 0.79%
Common Stocks - 0.79%
Sandvik ABC	604,200	15,738,201
Swedbank AB, Class AC	117,509	2,289,530

Total Common Stocks		18,027,731

Total Sweden (Cost $15,247,942)		18,027,731

Switzerland - 7.13%
Common Stocks - 7.13%
ABB Ltd.C	607,361	22,204,517
Cie Financiere Richemont SAC	109,009	13,961,700
Credit Suisse Group AGC	3,652,518	36,705,066
Novartis AGC	589,944	54,567,337
Roche Holding AGC	52,980	20,487,489
Zurich Insurance Group AGC	37,723	15,206,446

Total Common Stocks		163,132,555

Total Switzerland (Cost $143,922,007)		163,132,555

United Kingdom - 17.77%
Common Stocks - 17.77%
3i Group PLCC	554,206	9,849,875
AstraZeneca PLCC	129,613	14,885,829
AstraZeneca PLC, ADR	587,868	33,649,564
Babcock International Group PLCB C	2,702,974	9,611,953
BAE Systems PLCC	1,696,296	13,576,654
Balfour Beatty PLCC	783,118	3,296,746
Barclays PLCC	20,956,314	50,789,286
BP PLCC	3,785,580	15,177,565
British American Tobacco PLCC	360,345	13,431,750
BT Group PLCB C	1,173,198	2,830,139
Capita PLCB C	3,108,664	1,523,112
Compass Group PLCB C	240,318	5,077,043
GlaxoSmithKline PLCC	2,162,340	42,729,055
Imperial Brands PLCC	849,784	18,204,986
Prudential PLCC	1,370,060	25,752,351
RELX PLCC	1,236,432	36,377,182
Rolls-Royce Holdings PLCB C	19,353,638	26,810,297
Standard Chartered PLCC	1,148,128	6,877,874
Taylor Wimpey PLCC	4,497,331	10,281,835
Tesco PLCA C	3,688,517	11,940,476

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
United Kingdom - 17.77% (continued)
Common Stocks - 17.77% (continued)
Unilever PLCC	527,834	$30,395,067
WH Smith PLCB C	348,870	7,857,624
WPP PLCC	1,192,498	15,438,261

Total Common Stocks		406,364,524

Total United Kingdom (Cost $399,078,591)		406,364,524

United States - 1.43%
Common Stocks - 1.43%
Aon PLC, Class A	69,809	18,152,434
BRP, Inc.	56,711	4,751,524
Ferguson PLCC	69,404	9,729,256

Total Common Stocks		32,633,214

Total United States (Cost $16,512,457)		32,633,214

SHORT-TERM INVESTMENTS - 2.42% (Cost $55,294,230)
Investment Companies - 2.42%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G	55,294,230	55,294,230

SECURITIES LENDING COLLATERAL - 0.63% (Cost $14,348,325)
Investment Companies - 0.63%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G	14,348,325	14,348,325

TOTAL INVESTMENTS - 99.70% (Cost $2,034,242,782)		2,279,491,719
OTHER ASSETS, NET OF LIABILITIES - 0.30%		6,775,545

TOTAL NET ASSETS - 100.00%		$2,286,267,264

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2021.
B	Non-income producing security.
C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $2,072,476,795 or 90.65% of net assets.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $22,504,987 or 0.98% of net assets. The Fund has no right to demand registration of these securities.

E	A type of Preferred Stock that has no maturity date.
F	7-day yield.
G	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.
PLC - Public Limited Company.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

Long Futures Contracts Open on July 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	587	September 2021	$68,550,402	$68,074,390	$(476,012)

			$68,550,402	$68,074,390	$(476,012)

Index Abbreviations:
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2021, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Canada	$57,369,250	$—	$—	$57,369,250
China/Hong Kong	—	87,724,387	—	87,724,387
Denmark	—	31,939,814	—	31,939,814
Finland	—	16,906,125	—	16,906,125
France	—	356,608,573	—	356,608,573
Germany	—	209,809,877	—	209,809,877
Ireland	23,449,597	—	—	23,449,597
Israel	—	10,197,922	—	10,197,922
Italy	—	82,946,348	—	82,946,348
Japan	—	397,448,592	—	397,448,592
Netherlands	—	82,989,251	—	82,989,251
Norway	—	21,360,537	—	21,360,537
Portugal	—	6,521,628	—	6,521,628
Republic of Korea	—	60,841,599	—	60,841,599
Singapore	—	12,601,215	—	12,601,215
South Africa	—	12,521,871	—	12,521,871
Spain	—	99,356,249	—	99,356,249
Sweden	—	18,027,731	—	18,027,731
Switzerland	—	163,132,555	—	163,132,555
United Kingdom	33,649,564	372,714,960	—	406,364,524
Foreign Preferred Stocks
Germany	—	19,098,305	—	19,098,305
Common Stocks
United States	22,903,958	9,729,256	—	32,633,214
Short-Term Investments	55,294,230	—	—	55,294,230
Securities Lending Collateral	14,348,325	—	—	14,348,325

Total Investments in Securities - Assets	$207,014,924	$2,072,476,795	$—	$2,279,491,719

Financial Derivative Instruments - Liabilities
Futures Contracts	$(476,012)	$—	$—	$(476,012)

Total Financial Derivative Instruments - Liabilities	$(476,012)	$—	$—	$(476,012)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS 97.86%
Communication Services - 6.24%
Diversified Telecommunication Services - 0.07%
Verizon Communications, Inc.	48,349	$2,696,907

Interactive Media & Services - 0.78%
Alphabet, Inc., Class AA	11,900	32,064,907

Media - 4.60%
Altice USA, Inc., Class AA	909,324	27,943,527
Comcast Corp., Class A	1,720,963	101,244,253
Discovery, Inc., Class CA	1,013,100	27,465,141
Interpublic Group of Cos., Inc.	211,400	7,475,104
News Corp., Class A	791,500	19,494,645
Omnicom Group, Inc.	84,878	6,180,816

		189,803,486

Wireless Telecommunication Services - 0.79%
T-Mobile US Inc.A	96,312	13,870,854
Vodafone Group PLC, ADRB	1,136,750	18,563,128

		32,433,982

Total Communication Services		256,999,282

Consumer Discretionary - 7.09%
Auto Components - 0.97%
Adient PLCA	117,998	4,971,256
Goodyear Tire & Rubber Co.A	361,200	5,674,452
Magna International, Inc.B	349,900	29,332,117

		39,977,825

Automobiles - 1.03%
General Motors Co.A	645,132	36,669,303
Harley-Davidson, Inc.	147,912	5,860,273

		42,529,576

Hotels, Restaurants & Leisure - 1.28%
Aramark	448,148	15,743,439
Booking Holdings, Inc.A	5,000	10,891,300
Las Vegas Sands Corp.A	494,304	20,933,774
Marriott International, Inc., Class AA	33,825	4,937,774

		52,506,287

Household Durables - 0.37%
Lennar Corp., Class A	143,208	15,058,321

Multiline Retail - 1.09%
Dollar General Corp.	193,388	44,989,785

Specialty Retail - 1.71%
Advance Auto Parts, Inc.	173,207	36,730,276
Lowe’s Cos., Inc.	175,256	33,770,079

		70,500,355

Textiles, Apparel & Luxury Goods - 0.64%
Ralph Lauren Corp.	233,587	26,516,796

Total Consumer Discretionary		292,078,945

Consumer Staples - 4.32%
Beverages - 1.85%
Coca-Cola European Partners PLC	705,469	43,781,406

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.86% (continued)
Consumer Staples - 4.32% (continued)
Beverages - 1.85% (continued)
Diageo PLC, ADRB	109,122	$21,629,071
PepsiCo, Inc.	68,124	10,692,062

		76,102,539

Food Products - 1.03%
Archer-Daniels-Midland Co.	79,469	4,745,889
JM Smucker Co.	27,061	3,547,968
Mondelez International, Inc., Class A	199,200	12,601,392
Nestle SA, ADR	171,624	21,737,981

		42,633,230

Household Products - 0.70%
Colgate-Palmolive Co.	128,990	10,254,705
Kimberly-Clark Corp.	85,697	11,630,797
Reckitt Benckiser Group PLC, ADRB	459,464	7,123,530

		29,009,032

Personal Products - 0.57%
Unilever PLC, ADR	407,300	23,431,969

Tobacco - 0.17%
Philip Morris International, Inc.	67,923	6,798,413

Total Consumer Staples		177,975,183

Energy - 6.87%
Energy Equipment & Services - 1.04%
Baker Hughes Co.	320,000	6,796,800
Halliburton Co.	708,800	14,657,984
NOV, Inc.A	949,900	13,118,119
Schlumberger NV	289,400	8,343,402

		42,916,305

Oil, Gas & Consumable Fuels - 5.83%
APA Corp.	1,242,400	23,295,000
Chevron Corp.	66,338	6,753,872
ConocoPhillips	189,816	10,641,085
EOG Resources, Inc.	95,382	6,949,532
Hess Corp.	802,589	61,349,903
Marathon Oil Corp.	2,635,586	30,546,442
Marathon Petroleum Corp.	175,880	9,712,093
Murphy Oil Corp.	164,570	3,572,815
Phillips 66	541,430	39,757,205
Pioneer Natural Resources Co.	160,927	23,393,958
Royal Dutch Shell PLC, Class A ADR	600,022	24,372,894

		240,344,799

Total Energy		283,261,104

Financials - 25.97%
Banks - 10.43%
Bank of America Corp.	581,262	22,297,210
CIT Group, Inc.	196,900	9,498,456
Citigroup, Inc.	1,588,899	107,441,351
Citizens Financial Group, Inc.	238,053	10,036,315
JPMorgan Chase & Co.	609,079	92,446,011
PNC Financial Services Group, Inc.	91,669	16,721,342
Truist Financial Corp.	188,710	10,271,485
US Bancorp	932,352	51,782,830

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.86% (continued)
Financials - 25.97% (continued)
Banks - 10.43% (continued)
Wells Fargo & Co.	2,382,383	$109,446,675

		429,941,675

Capital Markets - 5.79%
Bank of New York Mellon Corp.	437,600	22,462,008
BlackRock, Inc.	22,442	19,461,029
Credit Suisse Group AG, ADRA	1,292,700	12,991,635
Goldman Sachs Group, Inc.	214,226	80,309,043
Moody’s Corp.	22,357	8,406,232
Morgan Stanley	261,687	25,116,718
Nasdaq, Inc.	128,825	24,055,492
Northern Trust Corp.	232,906	26,283,442
State Street Corp.	163,580	14,254,361
T Rowe Price Group, Inc.	25,583	5,223,026

		238,562,986

Consumer Finance - 2.19%
American Express Co.	305,718	52,134,090
Navient Corp.	890,425	18,191,383
SLM Corp.	1,071,902	20,183,915

		90,509,388

Diversified Financial Services - 0.65%
Berkshire Hathaway, Inc., Class BA	73,000	20,315,170
Equitable Holdings, Inc.	205,000	6,328,350

		26,643,520

Insurance - 6.91%
American International Group, Inc.	1,983,859	93,935,724
Aon PLC, Class A	129,439	33,658,023
Chubb Ltd.	238,458	40,237,403
Hartford Financial Services Group, Inc.	248,700	15,822,294
Marsh & McLennan Cos., Inc.	190,571	28,055,862
Progressive Corp.	217,724	20,718,616
Travelers Cos., Inc.	244,587	36,423,896
Willis Towers Watson PLC	77,098	15,888,356

		284,740,174

Total Financials		1,070,397,743

Health Care - 14.25%
Health Care Equipment & Supplies - 3.50%
Abbott Laboratories	182,866	22,123,129
Boston Scientific Corp.A	473,697	21,600,583
Danaher Corp.	81,320	24,191,887
Medtronic PLC	515,658	67,711,052
Zimmer Biomet Holdings, Inc.	52,867	8,639,525

		144,266,176

Health Care Providers & Services - 5.96%
Anthem, Inc.	214,269	82,281,439
Centene Corp.A	248,500	17,049,585
Cigna Corp.	130,028	29,840,126
CVS Health Corp.	484,805	39,928,540
HCA Healthcare, Inc.	34,000	8,438,800
Humana, Inc.	23,900	10,178,054
McKesson Corp.	63,079	12,857,392

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.86% (continued)
Health Care - 14.25% (continued)
Health Care Providers & Services - 5.96% (continued)
UnitedHealth Group, Inc.	109,187	$45,009,065

		245,583,001

Life Sciences Tools & Services - 0.64%
Thermo Fisher Scientific, Inc.	48,787	26,345,468

Pharmaceuticals - 4.15%
Bristol-Myers Squibb Co.	135,700	9,209,959
GlaxoSmithKline PLC, ADRB	473,634	19,011,669
Johnson & Johnson	283,222	48,770,828
Merck & Co., Inc.	700,511	53,848,280
Organon & Co.A	22,211	644,341
Pfizer, Inc.	519,485	22,239,153
Roche Holding AG, ADR	124,631	6,014,692
Sanofi, ADR	223,364	11,516,648

		171,255,570

Total Health Care		587,450,215

Industrials - 15.03%
Aerospace & Defense - 3.15%
General Dynamics Corp.	160,395	31,442,232
Lockheed Martin Corp.	30,787	11,442,604
Northrop Grumman Corp.	73,700	26,754,574
Raytheon Technologies Corp.	690,838	60,068,364

		129,707,774

Air Freight & Logistics - 0.54%
FedEx Corp.	79,800	22,340,010

Building Products - 1.20%
Johnson Controls International PLC	293,771	20,981,125
Masco Corp.	175,998	10,508,841
Trane Technologies PLC	87,091	17,732,598

		49,222,564

Construction & Engineering - 1.23%
AECOMA	549,271	34,582,102
Fluor Corp.A	182,300	3,037,118
Quanta Services, Inc.	143,961	13,086,055

		50,705,275

Electrical Equipment - 0.88%
Eaton Corp. PLC	141,273	22,328,198
Emerson Electric Co.	137,729	13,895,479

		36,223,677

Industrial Conglomerates - 2.39%
General Electric Co.	4,789,300	62,021,435
Honeywell International, Inc.	156,044	36,481,527

		98,502,962

Machinery - 3.94%
CNH Industrial NV	1,685,839	28,389,529
Cummins, Inc.	79,397	18,428,044
Deere & Co.	67,648	24,460,840
Illinois Tool Works, Inc.	100,853	22,860,350
Otis Worldwide Corp.	55,101	4,934,295
PACCAR, Inc.	153,051	12,701,702

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.86% (continued)
Industrials - 15.03% (continued)
Machinery - 3.94% (continued)
Stanley Black & Decker, Inc.	257,684	$50,776,632

		162,551,392

Professional Services - 0.45%
Equifax, Inc.	71,504	18,633,942

Road & Rail - 1.25%
Canadian National Railway Co.	67,688	7,352,948
JB Hunt Transport Services, Inc.	149,383	25,163,566
Union Pacific Corp.	87,140	19,062,746

		51,579,260

Total Industrials		619,466,856

Information Technology - 10.20%
Communications Equipment - 0.95%
F5 Networks, Inc.A	126,300	26,082,213
Telefonaktiebolaget LM Ericsson, ADRB	1,123,820	12,957,645

		39,039,858

Electronic Equipment, Instruments & Components - 0.96%
Corning, Inc.	487,140	20,391,680
TE Connectivity Ltd.	131,100	19,333,317

		39,724,997

IT Services - 2.44%
Accenture PLC, Class A	118,831	37,750,232
Cognizant Technology Solutions Corp., Class A	478,395	35,176,384
Fidelity National Information Services, Inc.	104,213	15,532,948
Fiserv, Inc.A	106,052	12,207,646

		100,667,210

Semiconductors & Semiconductor Equipment - 3.57%
Analog Devices, Inc.	60,253	10,087,557
Broadcom, Inc.	75,388	36,593,335
Intel Corp.	210,333	11,299,089
NXP Semiconductors NV	57,281	11,822,225
QUALCOMM, Inc.	142,236	21,306,953
Texas Instruments, Inc.	293,648	55,975,182

		147,084,341

Software - 1.90%
Microsoft Corp.	119,908	34,162,989
Oracle Corp.	507,759	44,246,119

		78,409,108

Technology Hardware, Storage & Peripherals - 0.38%
Hewlett Packard Enterprise Co.	1,081,444	15,680,938

Total Information Technology		420,606,452

Materials - 3.25%
Chemicals - 3.09%
Corteva, Inc.	600,862	25,704,876
DuPont de Nemours, Inc.	143,783	10,790,914
International Flavors & Fragrances, Inc.	335,907	50,601,031
PPG Industries, Inc.	144,189	23,577,785

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.86% (continued)
Materials - 3.25% (continued)
Chemicals - 3.09% (continued)
Sherwin-Williams Co.	58,024	$16,886,725

		127,561,331

Containers & Packaging - 0.16%
International Paper Co.	112,286	6,485,639

Total Materials		134,046,970

Real Estate - 1.13%
Equity Real Estate Investment Trusts (REITs) - 1.13%
MGM Growth Properties LLC, Class A	1,089,722	41,191,492
Public Storage	17,301	5,406,216

		46,597,708

Total Real Estate		46,597,708

Utilities - 3.51%
Electric Utilities - 3.05%
American Electric Power Co., Inc.	111,921	9,862,478
Duke Energy Corp.	274,917	28,896,526
Exelon Corp.	373,132	17,462,578
PPL Corp.	1,198,754	34,008,651
Southern Co.	452,203	28,882,206
Xcel Energy, Inc.	95,526	6,519,649

		125,632,088

Multi-Utilities - 0.46%
Dominion Energy, Inc.	253,722	18,996,166

Total Utilities		144,628,254

Total Common Stocks (Cost $2,619,196,712)		4,033,508,712

SHORT-TERM INVESTMENTS - 1.77% (Cost $73,153,220)
Investment Companies - 1.77%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	73,153,220	73,153,220

SECURITIES LENDING COLLATERAL - 0.02% (Cost $660,640)
Investment Companies - 0.02%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	660,640	660,640

TOTAL INVESTMENTS - 99.65% (Cost $2,693,010,572)		4,107,322,572
OTHER ASSETS, NET OF LIABILITIES - 0.35%		14,403,615

TOTAL NET ASSETS - 100.00%		$4,121,726,187

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2021.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

PLC - Public Limited Company.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

Long Futures Contracts Open on July 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	334	September 2021	$72,583,423	$73,304,650	$721,227

			$72,583,423	$73,304,650	$721,227

Index Abbreviations:

S&P 500	U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2021, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,033,508,712	$—	$—	$4,033,508,712
Short-Term Investments	73,153,220	—	—	73,153,220
Securities Lending Collateral	660,640	—	—	660,640

Total Investments in Securities - Assets	$4,107,322,572	$—	$—	$4,107,322,572

Financial Derivative Instruments - Assets
Futures Contracts	$721,227	$—	$—	$721,227

Total Financial Derivative Instruments - Assets	$721,227	$—	$—	$721,227

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.92%
Communication Services - 2.13%
Entertainment - 0.49%
Cinemark Holdings, Inc.A B	65,819	$1,022,169

Media - 1.64%
Altice USA, Inc., Class AB	61,137	1,878,740
Liberty Broadband Corp., Class CB	8,574	1,521,799

		3,400,539

Total Communication Services		4,422,708

Consumer Discretionary - 16.01%
Auto Components - 2.21%
Dana, Inc.	90,340	2,182,614
Lear Corp.	13,769	2,409,300

		4,591,914

Automobiles - 0.81%
Ford Motor Co.B	119,959	1,673,428

Diversified Consumer Services - 0.75%
Adtalem Global Education, Inc.B	43,093	1,566,000

Hotels, Restaurants & Leisure - 4.29%
Aramark	26,090	916,542
Marriott Vacations Worldwide Corp.B	13,808	2,034,885
MGM Resorts International	26,142	981,109
SeaWorld Entertainment, Inc.B	39,461	1,870,846
Travel + Leisure Co.	34,144	1,768,659
Wyndham Hotels & Resorts, Inc.	18,755	1,351,485

		8,923,526

Household Durables - 1.97%
Lennar Corp., Class A	7,178	754,767
Mohawk Industries, Inc.B	7,291	1,421,016
Newell Brands, Inc.	77,746	1,924,213

		4,099,996

Internet & Direct Marketing Retail - 0.85%
Qurate Retail, Inc., Series A	148,977	1,766,867

Specialty Retail - 1.82%
Advance Auto Parts, Inc.	8,073	1,711,960
CarMax, Inc.B	8,708	1,166,437
Gap, Inc.	31,261	911,883

		3,790,280

Textiles, Apparel & Luxury Goods - 3.31%
Gildan Activewear, Inc.	59,874	2,065,054
PVH Corp.B	15,196	1,589,806
Ralph Lauren Corp.	12,744	1,446,699
Skechers USA, Inc., Class AB	33,010	1,771,977

		6,873,536

Total Consumer Discretionary		33,285,547

Consumer Staples - 1.82%
Beverages - 0.85%
Coca-Cola European Partners PLC	28,656	1,778,391

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.92% (continued)
Consumer Staples - 1.82% (continued)
Food & Staples Retailing - 0.97%
US Foods Holding Corp.B	58,508	$2,009,165

Total Consumer Staples		3,787,556

Energy - 6.34%
Energy Equipment & Services - 2.74%
Baker Hughes Co.	81,387	1,728,660
Halliburton Co.	104,301	2,156,945
NOV, Inc.B	91,557	1,264,402
TechnipFMC PLCB	76,588	552,965

		5,702,972

Oil, Gas & Consumable Fuels - 3.60%
APA Corp.	67,795	1,271,156
Cenovus Energy, Inc.	71,928	599,879
Cheniere Energy, Inc.B	13,547	1,150,547
EQT Corp.B	29,468	541,917
Hess Corp.	24,540	1,875,838
Pioneer Natural Resources Co.	14,062	2,044,193

		7,483,530

Total Energy		13,186,502

Financials - 25.57%
Banks - 4.13%
Fifth Third Bancorp	57,321	2,080,179
KeyCorp	96,907	1,905,192
Pinnacle Financial Partners, Inc.	7,760	695,373
Regions Financial Corp.	99,159	1,908,811
Signature Bank	8,817	2,001,194

		8,590,749

Capital Markets - 2.94%
Evercore, Inc., Class A	5,062	669,196
Invesco Ltd.	59,153	1,442,150
Jefferies Financial Group, Inc.	62,214	2,064,883
Northern Trust Corp.	17,197	1,940,682

		6,116,911

Consumer Finance - 6.30%
Ally Financial, Inc.	52,507	2,696,759
Discover Financial Services	19,409	2,412,927
Navient Corp.	48,725	995,452
OneMain Holdings, Inc.	23,955	1,461,255
PROG Holdings, Inc.	76,063	3,329,277
SLM Corp.	117,391	2,210,473

		13,106,143

Diversified Financial Services - 2.22%
Equitable Holdings, Inc.	82,290	2,540,292
Voya Financial, Inc.	32,139	2,069,752

		4,610,044

Insurance - 9.98%
American Financial Group, Inc.	8,161	1,032,285
American International Group, Inc.	71,261	3,374,208
Arch Capital Group Ltd.B	35,687	1,391,793
Assurant, Inc.	8,875	1,400,564
Axis Capital Holdings Ltd.	97,822	4,976,205
CNO Financial Group, Inc.	85,013	1,941,697

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.92% (continued)
Financials - 25.57% (continued)
Insurance - 9.98% (continued)
Fidelity National Financial, Inc.	64,663	$2,884,616
Markel Corp.B	850	1,025,245
Reinsurance Group of America, Inc.	14,746	1,624,714
Willis Towers Watson PLC	5,362	1,105,001

		20,756,328

Total Financials		53,180,175

Health Care - 6.33%
Health Care Equipment & Supplies - 2.86%
Envista Holdings Corp.B	24,693	1,063,774
Hologic, Inc.B	19,091	1,432,589
LivaNova PLCB	18,856	1,627,273
Zimmer Biomet Holdings, Inc.	11,187	1,828,179

		5,951,815

Health Care Providers & Services - 3.39%
Cardinal Health, Inc.	22,158	1,315,742
Encompass Health Corp.	18,176	1,513,152
Fresenius Medical Care AG & Co. KGaA, ADR	5,877	231,084
McKesson Corp.	8,669	1,767,002
Universal Health Services, Inc., Class B	13,826	2,217,829

		7,044,809

Pharmaceuticals - 0.08%
Perrigo Co. PLC	3,625	174,109

Total Health Care		13,170,733

Industrials - 17.22%
Aerospace & Defense - 2.39%
BWX Technologies, Inc.	14,594	838,133
L3Harris Technologies, Inc.	7,293	1,653,615
Textron, Inc.	21,256	1,466,877
TransDigm Group, Inc.B	1,571	1,007,152

		4,965,777

Airlines - 0.26%
Alaska Air Group, Inc.B	9,262	537,474

Building Products - 2.33%
Carlisle Cos., Inc.	8,749	1,769,398
JELD-WEN Holding, Inc.B	79,999	2,118,373
Owens Corning	9,936	955,446

		4,843,217

Commercial Services & Supplies - 1.29%
Republic Services, Inc.	22,574	2,671,859

Construction & Engineering - 2.08%
AECOMB	32,698	2,058,666
MasTec, Inc.A B	12,780	1,293,720
Quanta Services, Inc.	10,677	970,539

		4,322,925

Electrical Equipment - 1.25%
Vertiv Holdings Co.	92,889	2,604,608

Machinery - 4.20%
Dover Corp.	12,933	2,161,363

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.92% (continued)
Industrials - 17.22% (continued)
Machinery - 4.20% (continued)
Stanley Black & Decker, Inc.	8,109	$1,597,878
Terex Corp.	45,938	2,201,349
Westinghouse Air Brake Technologies Corp.	32,791	2,782,972

		8,743,562

Professional Services - 0.44%
Jacobs Engineering Group, Inc.	6,819	922,270

Road & Rail - 1.59%
JB Hunt Transport Services, Inc.	9,588	1,615,098
Ryder System, Inc.	22,251	1,694,414

		3,309,512

Trading Companies & Distributors - 1.39%
AerCap Holdings NVB	54,709	2,899,577

Total Industrials		35,820,781

Information Technology - 2.96%
Electronic Equipment, Instruments & Components - 1.19%
Avnet, Inc.	59,920	2,475,894

Semiconductors & Semiconductor Equipment - 1.14%
Marvell Technology, Inc.	11,818	715,107
Microchip Technology, Inc.	11,562	1,654,754

		2,369,861

Technology Hardware, Storage & Peripherals - 0.63%
Hewlett Packard Enterprise Co.	89,655	1,299,997

Total Information Technology		6,145,752

Materials - 8.27%
Chemicals - 7.01%
Ashland Global Holdings, Inc.	8,703	740,364
Atotech Ltd.B	33,728	814,531
Axalta Coating Systems Ltd.B	35,778	1,076,918
Corteva, Inc.	30,854	1,319,934
Dow, Inc.	20,884	1,298,150
Eastman Chemical Co.	10,452	1,178,149
Element Solutions, Inc.	139,543	3,263,911
International Flavors & Fragrances, Inc.	15,785	2,377,852
Olin Corp.	53,448	2,513,660

		14,583,469

Containers & Packaging - 0.87%
Sealed Air Corp.	31,816	1,805,558

Metals & Mining - 0.39%
Arconic Corp.B	22,338	802,828

Total Materials		17,191,855

Real Estate - 5.36%
Equity Real Estate Investment Trusts (REITs) - 4.93%
American Campus Communities, Inc.	29,214	1,469,756
AvalonBay Communities, Inc.	4,471	1,018,628
Lamar Advertising Co., Class A	11,567	1,233,042
MGM Growth Properties LLC, Class A	96,019	3,629,518

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.92% (continued)
Real Estate - 5.36% (continued)
Equity Real Estate Investment Trusts (REITs) - 4.93% (continued)
STAG Industrial, Inc.A	24,315	$1,004,696
VICI Properties, Inc.A	60,687	1,892,828

		10,248,468

Real Estate Management & Development - 0.43%
Howard Hughes Corp.B	9,758	904,664

Total Real Estate		11,153,132

Utilities - 5.91%
Electric Utilities - 4.64%
Edison International	43,006	2,343,827
Entergy Corp.	20,136	2,072,397
Evergy, Inc.	29,357	1,914,664
NRG Energy, Inc.	63,828	2,632,267
Xcel Energy, Inc.	10,168	693,966

		9,657,121

Gas Utilities - 0.59%
UGI Corp.	26,420	1,215,056

Multi-Utilities - 0.68%
CenterPoint Energy, Inc.	55,653	1,416,925

Total Utilities		12,289,102

Total Common Stocks (Cost $136,119,827)		203,633,843

SHORT-TERM INVESTMENTS - 2.37% (Cost $4,927,881)
Investment Companies - 2.37%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	4,927,881	4,927,881

TOTAL INVESTMENTS - 100.29% (Cost $141,047,708)		208,561,724
LIABILITIES, NET OF OTHER ASSETS - (0.29%)		(603,803)

TOTAL NET ASSETS - 100.00%		$207,957,921

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2021.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.
LLC - Limited Liability Company.
PLC - Public Limited Company.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

Long Futures Contracts Open on July 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index	18	September 2021	$4,800,947	$4,857,660	$56,713

			$4,800,947	$4,857,660	$56,713

Index Abbreviations:

S&P MidCap 400	Standard & Poor’s Midcap 400 Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2021, the investments were classified as described below:

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$203,633,843	$—	$—	$203,633,843
Short-Term Investments	4,927,881	—	—	4,927,881

Total Investments in Securities - Assets	$208,561,724	$—	$—	$208,561,724

Financial Derivative Instruments - Assets
Futures Contracts	$56,713	$—	$—	$56,713

Total Financial Derivative Instruments - Assets	$56,713	$—	$—	$56,713

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37%
Communication Services - 1.99%
Diversified Telecommunication Services - 0.00%
Liberty Latin America Ltd., Class AA	1,865	$25,457
Liberty Latin America Ltd., Class CA	7,702	106,519

		131,976

Entertainment - 0.32%
IMAX Corp.A	412,016	6,649,938
Lions Gate Entertainment Corp., Class AA	240,767	3,618,728
Lions Gate Entertainment Corp., Class BA	251,357	3,358,130
Madison Square Garden Entertainment Corp.A	75,692	5,295,412

		18,922,208

Interactive Media & Services - 0.09%
Cars.com, Inc.A	7,334	88,595
Genius Sports Ltd.A	298,064	5,102,855

		5,191,450

Media - 1.51%
AMC Networks, Inc., Class AA	99,668	4,987,387
Emerald Holding, Inc.A	108,816	429,823
Entravision Communications Corp., Class A	16,948	104,230
Gray Television, Inc.	1,037,643	23,004,545
John Wiley & Sons, Inc., Class A	89,642	5,269,157
MDC Partners, Inc., Class AA	1,454,820	8,161,540
Meredith Corp.A	226,059	9,865,215
Scholastic Corp.	164,456	5,527,366
Sinclair Broadcast Group, Inc., Class A	167,206	4,730,258
TEGNA, Inc.	1,618,016	28,671,244

		90,750,765

Wireless Telecommunication Services - 0.07%
Telephone & Data Systems, Inc.	197,273	4,409,052

Total Communication Services		119,405,451

Consumer Discretionary - 12.33%
Auto Components - 2.58%
Adient PLCA	986,943	41,579,909
American Axle & Manufacturing Holdings, Inc.A	3,343,620	32,399,678
Dana, Inc.	686,102	16,576,224
Gentherm, Inc.A	473,994	39,308,322
Goodyear Tire & Rubber Co.A	811,039	12,741,423
LCI Industries	911	132,842
Motorcar Parts of America, Inc.A	18,724	416,422
Standard Motor Products, Inc.	146,695	6,125,983
Tenneco, Inc., Class AA	1,510	26,289
Visteon Corp.A	46,497	5,302,983

		154,610,075

Automobiles - 0.35%
Harley-Davidson, Inc.	90,974	3,604,390
Winnebago Industries, Inc.	243,129	17,473,681

		21,078,071

Distributors - 0.07%
Funko, Inc., Class AA	222,092	4,144,237

Diversified Consumer Services - 0.95%
Graham Holdings Co., Class B	13,113	8,715,686

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Consumer Discretionary - 12.33% (continued)
Diversified Consumer Services - 0.95% (continued)
H&R Block, Inc.	1,528,423	$37,522,785
Houghton Mifflin Harcourt Co.A	966,016	10,935,301
Perdoceo Education Corp.A	7,587	89,982
Select Interior Concepts, Inc., Class AA	4,800	52,512

		57,316,266

Hotels, Restaurants & Leisure - 0.82%
Bally’s Corp.A	138,631	6,827,577
Boyd Gaming Corp.A	92,652	5,281,164
Brinker International, Inc.A	7,005	380,652
Cheesecake Factory, Inc.A	157,572	7,131,709
Cracker Barrel Old Country Store, Inc.	621	84,568
Hilton Grand Vacations, Inc.A	9,911	403,080
International Game Technology PLCA B	820,132	15,377,475
Jack in the Box, Inc.	122,781	13,365,939
Potbelly Corp.A	9,700	67,706
Travel + Leisure Co.	7,528	389,950

		49,309,820

Household Durables - 3.20%
Cavco Industries, Inc.A	36,461	8,568,335
Century Communities, Inc.	108,911	7,563,869
Ethan Allen Interiors, Inc.	19,346	459,855
GoPro, Inc., Class AA	477,080	4,885,299
Green Brick Partners, Inc.A	592,272	14,848,259
Hamilton Beach Brands Holding Co., Class A	750	14,018
Helen of Troy Ltd.A	25,350	5,662,937
Hooker Furniture Corp.	10,952	363,497
KB Home	480,392	20,387,837
La-Z-Boy, Inc.	491,397	16,501,111
LGI Homes, Inc.A	83,306	14,236,995
M/I Homes, Inc.A	266,270	17,230,332
MDC Holdings, Inc.	227,823	12,147,522
Meritage Homes Corp.A	93,890	10,194,576
Taylor Morrison Home Corp.A	23,220	622,760
Tempur Sealy International, Inc.	370,456	16,029,631
TRI Pointe Homes, Inc.A	696,045	16,788,605
Tupperware Brands Corp.A	7,800	162,942
Whirlpool Corp.	113,772	25,205,049

		191,873,429

Internet & Direct Marketing Retail - 0.08%
PetMed Express, Inc.B	8,678	272,402
Points International Ltd.A	264,135	4,418,979

		4,691,381

Leisure Products - 0.44%
Johnson Outdoors, Inc., Class A	3,668	434,181
Malibu Boats, Inc., Class AA	162,438	13,589,563
Smith & Wesson Brands, Inc.	2,319	54,381
Vista Outdoor, Inc.A	307,582	12,423,237

		26,501,362

Multiline Retail - 0.28%
Big Lots, Inc.	204,895	11,804,001
Franchise Group, Inc.	7,335	249,097
Macy’s, Inc.A	1,568	26,656

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Consumer Discretionary - 12.33% (continued)
Multiline Retail - 0.28% (continued)
Nordstrom, Inc.A	149,646	$4,953,282

		17,033,036

Specialty Retail - 2.73%
Aaron’s Co., Inc.	18,700	539,869
Academy Sports & Outdoors, Inc.A	1,762	65,282
American Eagle Outfitters, Inc.B	6,796	234,258
Asbury Automotive Group, Inc.A	65,662	13,490,914
Bed Bath & Beyond, Inc.A	132,951	3,794,421
Big 5 Sporting Goods Corp.	12,100	265,232
Buckle, Inc.	91,698	3,858,652
Caleres, Inc.	331,096	8,191,315
Camping World Holdings, Inc., Class AB	416,274	16,384,545
Cato Corp., Class A	26,157	431,590
Foot Locker, Inc.	4,150	236,799
Genesco, Inc.A	8,331	478,616
Group 1 Automotive, Inc.	130,965	22,753,859
Guess?, Inc.	273,027	6,093,963
Hibbett Sports, Inc.	33,397	2,960,978
MarineMax, Inc.A	34,049	1,831,496
ODP Corp.A	785,260	37,166,356
OneWater Marine, Inc., Class A	10,297	483,753
Penske Automotive Group, Inc.	3,861	342,084
Rent-A-Center, Inc.	147,518	8,440,980
Sally Beauty Holdings, Inc.A	805,038	15,231,319
Signet Jewelers Ltd.	438	28,181
Sonic Automotive, Inc., Class A	262,515	14,320,193
Tilly’s, Inc., Class A	9,555	141,701
Urban Outfitters, Inc.A	154,283	5,736,242
Zumiez, Inc.A	4,961	216,548

		163,719,146

Textiles, Apparel & Luxury Goods - 0.83%
Capri Holdings Ltd.A	228,511	12,867,454
Culp, Inc.	6,368	95,329
G-III Apparel Group Ltd.A	330,096	9,856,667
Oxford Industries, Inc.	57,631	5,009,863
Rocky Brands, Inc.	3,378	183,763
Skechers USA, Inc., Class AA	252,693	13,564,560
Vera Bradley, Inc.A	32,542	358,288
Wolverine World Wide, Inc.	231,504	7,764,644

		49,700,568

Total Consumer Discretionary		739,977,391

Consumer Staples - 2.75%
Food & Staples Retailing - 0.48%
Andersons, Inc.	119,702	3,196,043
Chefs’ Warehouse, Inc.A	261,659	7,567,178
Ingles Markets, Inc., Class A	57,304	3,424,487
Natural Grocers by Vitamin Cottage, Inc.	27,604	308,613
SpartanNash Co.	206,508	4,016,581
Sprouts Farmers Market, Inc.A	132,834	3,265,060
United Natural Foods, Inc.A	198,970	6,589,886
Village Super Market, Inc., Class A	14,369	324,021

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Consumer Staples - 2.75% (continued)
Food & Staples Retailing - 0.48% (continued)
Weis Markets, Inc.	3,480	$183,222

		28,875,091

Food Products - 1.54%
B&G Foods, Inc.	91,792	2,636,266
Darling Ingredients, Inc.A	585,359	40,430,746
Fresh Del Monte Produce, Inc.	220,987	6,819,659
Hain Celestial Group, Inc.A B	189,937	7,580,386
J&J Snack Foods Corp.	32,120	5,279,886
Pilgrim’s Pride Corp.A	387,101	8,574,287
Sanderson Farms, Inc.	778	145,361
Seneca Foods Corp., Class AA	509	27,863
SunOpta, Inc.A B	1,969,754	20,682,417

		92,176,871

Household Products - 0.33%
Central Garden & Pet Co.A	9,848	475,560
Energizer Holdings, Inc.	9,554	409,389
Spectrum Brands Holdings, Inc.	213,310	18,632,628

		19,517,577

Personal Products - 0.33%
Edgewell Personal Care Co.	197,685	8,120,900
Inter Parfums, Inc.	77,448	5,953,428
Nu Skin Enterprises, Inc., Class A	102,298	5,492,380
USANA Health Sciences, Inc.A	3,861	367,837

		19,934,545

Tobacco - 0.07%
Universal Corp.	81,621	4,257,351

Total Consumer Staples		164,761,435

Energy - 6.52%
Energy Equipment & Services - 1.42%
Cactus, Inc., Class A	297,319	10,715,377
ChampionX Corp.A	16,961	394,174
Core Laboratories NV	4,826	160,995
Dril-Quip, Inc.A	11,247	321,439
Frank’s International NVA	4,682,890	12,877,947
Helix Energy Solutions Group, Inc.A	2,244,173	9,313,318
Helmerich & Payne, Inc.	349,917	10,032,120
Hoegh LNG Partners LP	1,880	10,302
Liberty Oilfield Services, Inc., Class AA B	30,599	311,804
National Energy Services Reunited Corp.A	22,000	283,800
Newpark Resources, Inc.A	30,800	99,484
NexTier Oilfield Solutions, Inc.A	1,582,858	6,046,518
NOV, Inc.A	1,049,748	14,497,020
Oceaneering International, Inc.A	1,565	20,752
Oil States International, Inc.A	1,268,062	7,177,231
Patterson-UTI Energy, Inc.	613,342	4,919,003
ProPetro Holding Corp.A	32,648	246,492
RPC, Inc.A	6,590	27,678
Select Energy Services, Inc., Class AA	62,906	374,291
Solaris Oilfield Infrastructure, Inc., Class A	41,896	364,495
TechnipFMC PLCA	15,636	112,892

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Energy - 6.52% (continued)
Energy Equipment & Services - 1.42% (continued)
Transocean Ltd.A	1,829,616	$6,604,914

		84,912,046

Oil, Gas & Consumable Fuels - 5.10%
Altus Midstream Co.B	95,374	6,089,630
Amplify Energy Corp.A	6,400	21,056
Antero Midstream Corp.	1,729,054	16,426,013
Antero Resources Corp.A	3,404	46,294
APA Corp.	285,904	5,360,700
Berry Corp.	487,955	2,708,150
Bonanza Creek Energy, Inc.	170,979	6,577,562
California Resources Corp.A	14,800	416,028
Cimarex Energy Co.	103,541	6,750,873
CNX Resources Corp.A	2,241,446	27,121,497
Comstock Resources, Inc.A	1,175,279	7,145,696
CVR Energy, Inc.	8,494	116,028
DHT Holdings, Inc.	955,169	5,539,980
Earthstone Energy, Inc., Class AA	37,167	365,352
Enerplus Corp.	1,295,057	8,068,205
EQT Corp.A	1,629,190	29,960,804
Equitrans Midstream Corp.	2,170,914	17,844,913
Frontline Ltd.	13,513	107,563
Green Plains, Inc.A B	4,091	144,658
HollyFrontier Corp.	306,624	9,014,746
Kosmos Energy Ltd.A	3,383,747	7,816,456
Magnolia Oil & Gas Corp., Class AA	2,809	39,326
Murphy Oil Corp.	1,080,216	23,451,489
Northern Oil and Gas, Inc.	31,562	545,076
Oasis Petroleum, Inc.	106,826	9,797,012
Par Pacific Holdings, Inc.A	15,700	257,166
PBF Energy, Inc., Class AA	391,236	3,587,634
PDC Energy, Inc.	493,797	19,529,671
Penn Virginia Corp.A	164,427	3,040,255
Range Resources Corp.A	2,995,079	45,615,053
Rattler Midstream LP	17,950	186,860
REX American Resources Corp.A	4,537	372,034
SFL Corp. Ltd.	7,301	50,158
Southwestern Energy Co.A	2,194,867	10,337,824
Teekay Corp.A B	34,440	102,976
Viper Energy Partners LP	442,310	7,966,003
Whiting Petroleum Corp.A	191,758	8,993,450
World Fuel Services Corp.	426,584	14,700,085

		306,214,276

Total Energy		391,126,322

Financials - 24.68%
Banks - 13.38%
1st Source Corp.	7,776	356,063
Amalgamated Financial Corp.	16,538	254,024
Ameris Bancorp	309,635	15,051,357
Associated Banc-Corp.	1,360,461	26,937,128
Atlantic Union Bankshares Corp.	88,857	3,151,758
BancorpSouth Bank	137,788	3,554,930
Bank of Marin Bancorp	2,800	97,160
Bank of NT Butterfield & Son Ltd.	972,252	32,220,431
Bank OZK	231,681	9,431,734
BankUnited, Inc.	119,048	4,711,920

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Financials - 24.68% (continued)
Banks - 13.38% (continued)
Bankwell Financial Group, Inc.	800	$23,056
Banner Corp.	180,882	9,593,981
Bar Harbor Bankshares	7,198	206,151
BCB Bancorp, Inc.	1,800	27,072
Berkshire Hills Bancorp, Inc.	57,619	1,558,018
BOK Financial Corp.	3,668	308,149
Brookline Bancorp, Inc.	102,938	1,479,219
Bryn Mawr Bank Corp.	3,847	150,533
Cadence BanCorp	125,436	2,383,284
Camden National Corp.	2,301	103,016
Capital Bancorp, Inc.	5,900	134,048
Carter Bankshares, Inc.A	4,800	55,056
Cathay General Bancorp	418,040	15,831,175
Central Pacific Financial Corp.	357,227	9,145,011
Central Valley Community Bancorp	700	15,673
CIT Group, Inc.	11,051	533,100
Civista Bancshares, Inc.	4,941	113,100
CNB Financial Corp.	5,704	131,534
Columbia Banking System, Inc.	269,947	9,431,948
Community Financial Corp.	900	32,904
Community Trust Bancorp, Inc.	7,406	294,463
ConnectOne Bancorp, Inc.	15,610	410,543
CrossFirst Bankshares, Inc.A	15,080	208,255
Customers Bancorp, Inc.A	7,435	269,296
CVB Financial Corp.	235,211	4,483,122
Dime Community Bancshares, Inc.	12,305	406,311
Eagle Bancorp, Inc.	9,843	541,660
Enterprise Financial Services Corp.	39,955	1,780,794
Equity Bancshares, Inc., Class AA	9,721	286,381
FB Financial Corp.	66,908	2,529,791
Financial Institutions, Inc.	9,188	270,495
First BanCorp	1,503,803	23,747,434
First Busey Corp.	75,319	1,777,528
First Business Financial Services, Inc.	3,725	102,736
First Commonwealth Financial Corp.	102,962	1,356,010
First Financial Bancorp	125,819	2,830,928
First Financial Corp.	9,019	361,211
First Hawaiian, Inc.	1,591,091	43,802,735
First Internet Bancorp	8,447	255,775
First Interstate BancSystem, Inc., Class A	289,615	12,140,661
First Merchants Corp.	61,136	2,490,069
First Mid Bancshares, Inc.	6,700	272,623
First Midwest Bancorp, Inc.	129,677	2,326,405
First of Long Island Corp.	11,293	243,364
Flushing Financial Corp.	23,781	524,371
FNB Corp.	1,378,730	15,800,246
Fulton Financial Corp.	1,432,040	21,938,853
Great Southern Bancorp, Inc.	8,337	433,774
Great Western Bancorp, Inc.	13,262	408,470
Hancock Whitney Corp.	464,601	20,307,710
Hanmi Financial Corp.	26,401	481,290
Harborone Bancorp, Inc.	422,186	5,745,951
Heartland Financial USA, Inc.	49,008	2,235,745
Heritage Commerce Corp.	597,441	6,476,260
Heritage Financial Corp.	132,215	3,198,281
Hilltop Holdings, Inc.	645,083	20,436,229
Home BancShares, Inc.	363,373	7,696,240

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Financials - 24.68% (continued)
Banks - 13.38% (continued)
HomeTrust Bancshares, Inc.	5,591	$147,211
Hope Bancorp, Inc.	182,224	2,414,468
Horizon Bancorp, Inc.	15,920	266,023
Independent Bank Corp.	3,200	67,296
Independent Bank Group, Inc.	94,701	6,600,660
International Bancshares Corp.	123,086	4,810,201
Investar Holding Corp.	6,200	136,090
Investors Bancorp, Inc.	1,274,761	17,617,197
Lakeland Bancorp, Inc.	21,607	353,707
Live Oak Bancshares, Inc.	6,177	371,794
Mercantile Bank Corp.	8,482	265,063
Metropolitan Bank Holding Corp.A	5,754	408,707
Midland States Bancorp, Inc.	18,274	449,723
MidWestOne Financial Group, Inc.	8,026	233,797
National Bank Holdings Corp., Class A	262,213	9,298,073
National Bankshares, Inc.	200	7,230
NBT Bancorp, Inc.	48,877	1,703,363
Northeast Bank	500	15,955
Northrim BanCorp, Inc.	2,592	105,805
OceanFirst Financial Corp.	81,478	1,588,821
OFG Bancorp	1,435,423	33,158,271
Old National Bancorp	1,410,330	22,692,210
Orrstown Financial Services, Inc.	4,069	93,790
Pacific Premier Bancorp, Inc.	87,216	3,312,464
PacWest Bancorp	141,337	5,628,039
PCB Bancorp	4,300	81,442
Peapack-Gladstone Financial Corp.	12,376	398,631
Peoples Bancorp, Inc.	9,164	270,246
Popular, Inc.	654,748	47,639,465
Preferred Bank	6,628	390,919
Primis Financial Corp.	16,403	255,067
Prosperity Bancshares, Inc.	376,775	25,692,287
RBB Bancorp	11,251	269,236
Renasant Corp.	84,619	2,976,896
Republic Bancorp, Inc., Class A	5,309	258,867
S&T Bancorp, Inc.	60,051	1,768,502
Sandy Spring Bancorp, Inc.	55,456	2,306,415
Seacoast Banking Corp. of Florida	729,997	22,184,609
Sierra Bancorp	7,335	176,994
Silvergate Capital Corp., Class AA	47,249	4,857,197
Simmons First National Corp., Class A	146,376	3,984,355
South State Corp.	118,086	8,129,040
Southside Bancshares, Inc.	34,844	1,255,778
Synovus Financial Corp.	9,782	400,084
Texas Capital Bancshares, Inc.A	615,355	38,755,058
Towne Bank	12,553	374,205
TriCo Bancshares	36,415	1,435,843
TriState Capital Holdings, Inc.A	118,114	2,398,895
Trustmark Corp.	125,007	3,752,710
UMB Financial Corp.	390,363	36,537,977
Umpqua Holdings Corp.	2,610,498	49,260,097
United Bankshares, Inc.	153,486	5,301,406
United Community Banks, Inc.	444,952	12,819,067
Univest Financial Corp.	11,632	318,252
Valley National Bancorp	590,335	7,609,418
Veritex Holdings, Inc.	442,328	14,840,104
Washington Trust Bancorp, Inc.	2,781	135,574

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Financials - 24.68% (continued)
Banks - 13.38% (continued)
Webster Financial Corp.	292,374	$14,063,189
WesBanco, Inc.	291,259	9,401,841
Wintrust Financial Corp.	210,152	15,004,853

		802,945,020

Capital Markets - 3.63%
Affiliated Managers Group, Inc.	69,964	11,085,096
AllianceBernstein Holding LP, MLP	186,435	8,999,217
Artisan Partners Asset Management, Inc., Class A	396	19,044
Associated Capital Group, Inc., Class A	560	21,106
B. Riley Financial, Inc.	50,076	3,383,135
BGC Partners, Inc., Class A	3,346	17,901
Blucora, Inc.A	5,311	89,544
BrightSphere Investment Group, Inc.	191,996	4,797,980
Cohen & Steers, Inc.	93,392	7,771,148
Cowen, Inc., Class A	13,212	528,216
Diamond Hill Investment Group, Inc.	1,737	299,198
Evercore, Inc., Class A	406,804	53,779,489
Federated Hermes, Inc.	662,966	21,506,617
Greenhill & Co., Inc.	28,392	454,840
Lazard Ltd., Class A	576,147	27,194,138
LPL Financial Holdings, Inc.	81,015	11,426,356
Piper Sandler Cos.	32,581	3,997,363
Stifel Financial Corp.	545,919	36,325,450
StoneX Group, Inc.A	42,609	2,749,559
Victory Capital Holdings, Inc., Class A	49,716	1,515,841
Virtus Investment Partners, Inc.	56,746	15,669,273
WisdomTree Investments, Inc.B	993,973	6,142,753

		217,773,264

Consumer Finance - 0.79%
Enova International, Inc.A	65,558	2,169,314
EZCORP, Inc., Class AA	14,765	84,456
Navient Corp.	429,394	8,772,519
Nelnet, Inc., Class A	50,406	3,795,572
PRA Group, Inc.A	523	20,287
PROG Holdings, Inc.	191,636	8,387,908
SLM Corp.	1,277,020	24,046,287

		47,276,343

Insurance - 3.80%
Ambac Financial Group, Inc.A	24,528	356,147
American Equity Investment Life Holding Co.	188,865	6,060,678
American National Group, Inc.	1,300	214,474
Argo Group International Holdings Ltd.	273,745	14,270,327
Assured Guaranty Ltd.	177,114	8,467,820
Axis Capital Holdings Ltd.	199,451	10,146,072
Brighthouse Financial, Inc.A	201,009	8,655,448
CNO Financial Group, Inc.	1,585,547	36,213,893
Employers Holdings, Inc.	11,467	476,110
Enstar Group Ltd.A	187,457	48,180,198
Genworth Financial, Inc., Class AA	1,131,117	3,777,931
Global Indemnity Group LLC, Class A	365,297	9,391,786
Hanover Insurance Group, Inc.	3,957	537,756
Horace Mann Educators Corp.	522,088	20,784,323
James River Group Holdings Ltd.	2,420	88,040
Mercury General Corp.	328,860	20,004,554
National Western Life Group, Inc., Class A	7,441	1,546,910
ProAssurance Corp.	129,112	2,618,391

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Financials - 24.68% (continued)
Insurance - 3.80% (continued)
Safety Insurance Group, Inc.	700	$53,634
Selective Insurance Group, Inc.	125,561	10,214,387
SiriusPoint Ltd.A	68,689	673,152
Stewart Information Services Corp.	64,550	3,809,096
United Fire Group, Inc.	548	13,656
Universal Insurance Holdings, Inc.	9,202	130,300
Unum Group	559,890	15,340,986
White Mountains Insurance Group Ltd.	5,541	6,270,029

		228,296,098

Mortgage Real Estate Investment Trusts (REITs) - 0.22%
Apollo Commercial Real Estate Finance, Inc.	1,897	28,872
Arlington Asset Investment Corp., Class AA B	35,691	137,767
BrightSpire Capital, Inc.	43,680	415,397
Chimera Investment Corp.	8,433	124,134
Granite Point Mortgage Trust, Inc.	7,508	105,938
Great Ajax Corp.	20,601	261,220
MFA Financial, Inc.	28,613	133,623
New Residential Investment Corp.	1,239,584	12,098,340
TPG RE Finance Trust, Inc.	10,064	132,442

		13,437,733

Thrifts & Mortgage Finance - 2.86%
America First Multifamily Investors LP, MLP	15,154	104,108
Axos Financial, Inc.A	324,637	15,533,881
Bridgewater Bancshares, Inc.A	8,687	140,903
Capitol Federal Financial, Inc.	247,566	2,745,507
Essent Group Ltd.	424,469	19,173,265
Federal Agricultural Mortgage Corp., Class C	3,909	381,128
Flagstar Bancorp, Inc.	125,244	5,731,165
FS Bancorp, Inc.	3,040	105,731
HomeStreet, Inc.	11,045	416,507
Luther Burbank Corp.	266,570	3,454,747
Meridian Bancorp, Inc.	4,977	95,111
Meta Financial Group, Inc.	56,914	2,828,626
MGIC Investment Corp.	4,281,851	59,260,818
Mr Cooper Group, Inc.A	198,858	7,393,540
NMI Holdings, Inc., Class AA	368,459	8,113,467
Northfield Bancorp, Inc.	15,082	248,099
Northwest Bancshares, Inc.	282,223	3,756,388
Premier Financial Corp.	14,959	400,602
Provident Financial Services, Inc.	189,163	4,085,921
Radian Group, Inc.	621,521	14,033,944
Southern Missouri Bancorp, Inc.	2,392	107,353
Territorial Bancorp, Inc.	7,264	185,523
TrustCo Bank Corp.	11,983	402,988
Walker & Dunlop, Inc.	68,784	7,117,768
Washington Federal, Inc.	380,541	12,280,058
Waterstone Financial, Inc.	1,400	27,622
William Penn Bancorp, Inc.	1,500	18,084
WSFS Financial Corp.	74,331	3,254,211

		171,397,065

Total Financials		1,481,125,523

Health Care - 4.13%
Biotechnology - 0.35%
Alkermes PLCA	295,943	7,656,045

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Health Care - 4.13% (continued)
Biotechnology - 0.35% (continued)
Emergent BioSolutions, Inc.A	131,329	$8,654,581
Vanda Pharmaceuticals, Inc.A	280,590	4,576,423

		20,887,049

Health Care Equipment & Supplies - 0.44%
Integer Holdings Corp.A	122,554	11,996,811
Invacare Corp.A B	584,613	4,226,752
NuVasive, Inc.A	156,622	10,015,977
Varex Imaging Corp.A	4,180	114,114

		26,353,654

Health Care Providers & Services - 2.57%
Acadia Healthcare Co., Inc.A	172,526	10,648,305
AMN Healthcare Services, Inc.A	281,806	28,338,411
Apria, Inc.A	332,406	10,480,761
Encompass Health Corp.	267,845	22,298,096
Hanger, Inc.A	629,823	15,455,857
MEDNAX, Inc.A	293,909	8,558,630
ModivCare, Inc.A	26,735	4,544,950
Patterson Cos., Inc.	652	20,297
R1 RCM, Inc.A	637,362	13,645,920
Select Medical Holdings Corp.	724,146	28,567,560
Triple-S Management Corp., Class BA	487,026	11,849,343

		154,408,130

Health Care Technology - 0.38%
Evolent Health, Inc., Class AA	578,816	13,278,039
NextGen Healthcare, Inc.A	240,095	3,894,341
Omnicell, Inc.A	38,878	5,695,627

		22,868,007

Pharmaceuticals - 0.39%
Amneal Pharmaceuticals, Inc.A	13,133	64,746
Collegium Pharmaceutical, Inc.A B	168,030	4,182,267
Pacira BioSciences, Inc.A	61,718	3,638,276
Prestige Consumer Healthcare, Inc.A	122,752	6,450,617
Supernus Pharmaceuticals, Inc.A	319,393	8,409,618
Taro Pharmaceutical Industries Ltd.A	7,392	526,310

		23,271,834

Total Health Care		247,788,674

Industrials - 21.61%
Aerospace & Defense - 0.53%
AAR Corp.A	128,672	4,601,311
AeroVironment, Inc.A	96,993	9,805,992
Curtiss-Wright Corp.	71,819	8,496,188
Moog, Inc., Class A	4,729	368,247
National Presto Industries, Inc.	4,428	427,213
Parsons Corp.A	27,122	1,047,452
Spirit AeroSystems Holdings, Inc., Class A	157,977	6,826,186
Vectrus, Inc.A	10,580	479,168

		32,051,757

Air Freight & Logistics - 0.65%
Air Transport Services Group, Inc.A	1,330,912	32,208,070
Atlas Air Worldwide Holdings, Inc.A	95,610	6,403,002
Echo Global Logistics, Inc.A	7,600	235,068

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Industrials - 21.61% (continued)
Air Freight & Logistics - 0.65% (continued)
Forward Air Corp.	2,654	$234,720

		39,080,860

Airlines - 0.50%
JetBlue Airways Corp.A	583,264	8,626,475
SkyWest, Inc.A	389,943	15,788,792
Spirit Airlines, Inc.A	207,137	5,588,556

		30,003,823

Building Products - 2.21%
Apogee Enterprises, Inc.	763,446	30,285,903
Armstrong Flooring, Inc.A	457,348	1,975,743
Armstrong World Industries, Inc.	83,646	9,048,824
Builders FirstSource, Inc.A	285,274	12,694,693
Caesarstone Ltd.	4,029	53,465
Cornerstone Building Brands, Inc.A	2,741	46,104
Gibraltar Industries, Inc.A	395,717	29,552,146
Griffon Corp.	567,344	13,116,993
Insteel Industries, Inc.	1,362	52,886
JELD-WEN Holding, Inc.A	23,189	614,045
Masonite International Corp.A	4,917	556,408
Resideo Technologies, Inc.A	288,492	8,510,514
UFP Industries, Inc.	349,174	25,929,661

		132,437,385

Commercial Services & Supplies - 0.77%
ABM Industries, Inc.	8,513	395,769
ACCO Brands Corp.	75,605	675,909
Brink’s Co.	140,556	10,817,190
Deluxe Corp.	125,124	5,492,943
Ennis, Inc.	22,291	440,693
Harsco Corp.A	1,225,389	24,654,827
Herman Miller, Inc.	9,045	390,292
HNI Corp.	1,704	63,559
Interface, Inc.	30,386	438,166
KAR Auction Services, Inc.A	7,245	119,398
Kimball International, Inc., Class B	21,364	264,486
Matthews International Corp., Class A	2,871	99,337
Quad/Graphics, Inc.A	513,758	1,798,153
Steelcase, Inc., Class A	36,496	501,820
US Ecology, Inc.A	4,826	168,910

		46,321,452

Construction & Engineering - 3.46%
Comfort Systems USA, Inc.	3,919	292,945
Construction Partners, Inc., Class AA	90,663	3,044,464
Dycom Industries, Inc.A	134,107	9,307,026
EMCOR Group, Inc.	357,044	43,491,530
Fluor Corp.A	2,837,960	47,280,414
Granite Construction, Inc.	243,625	9,360,073
Great Lakes Dredge & Dock Corp.A	38,318	590,097
MasTec, Inc.A B	56,897	5,759,683
Matrix Service Co.A	501,832	5,474,987
MYR Group, Inc.A	3,040	290,715
Primoris Services Corp.	1,572,319	47,012,338
Sterling Construction Co., Inc.A	13,899	305,222
Tutor Perini Corp.A	37,188	523,235
Valmont Industries, Inc.	1,742	412,767

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Industrials - 21.61% (continued)
Construction & Engineering - 3.46% (continued)
WillScot Mobile Mini Holdings Corp.A	1,196,202	$34,342,959

		207,488,455

Electrical Equipment - 1.74%
Acuity Brands, Inc.	1,423	249,566
Array Technologies, Inc.A	544,076	7,366,789
Atkore, Inc.A	87,852	6,598,564
AZZ, Inc.	9,519	504,412
Encore Wire Corp.	285,832	22,417,804
EnerSys	182,455	18,001,010
GrafTech International Ltd.	2,473,679	28,125,730
nVent Electric PLC	337,427	10,666,067
Powell Industries, Inc.	8,976	261,112
Preformed Line Products Co.	3,223	220,840
Regal Beloit Corp.	64,063	9,431,996
Thermon Group Holdings, Inc.A	33,340	555,444

		104,399,334

Machinery - 6.83%
Allison Transmission Holdings, Inc.	1,093,268	43,632,326
Altra Industrial Motion Corp.	842	52,777
Astec Industries, Inc.	124,078	7,607,222
Barnes Group, Inc.	302	15,302
Blue Bird Corp.A	18,226	455,650
Colfax Corp.A	708,819	32,520,616
Crane Co.	233,589	22,711,858
Energy Recovery, Inc.A	328,132	6,939,992
Enerpac Tool Group Corp.	884,241	22,698,466
EnPro Industries, Inc.	340,133	31,673,185
Federal Signal Corp.	895,972	35,489,451
Flowserve Corp.	5,590	235,283
Gorman-Rupp Co.	80,295	2,865,729
Graham Corp.	11,961	163,746
Greenbrier Cos., Inc.	1,202,290	51,458,012
Hillenbrand, Inc.	417,991	18,934,992
Hyster-Yale Materials Handling, Inc.	81,389	5,830,708
Kennametal, Inc.	902,085	32,700,581
L B Foster Co., Class AA	300	5,448
Lindsay Corp.	43,636	7,011,869
Meritor, Inc.A	859,850	20,920,150
Miller Industries, Inc.	229,587	8,611,808
Mueller Industries, Inc.	9,042	392,423
Mueller Water Products, Inc., Class A	22,026	326,425
Oshkosh Corp.	52,293	6,251,628
REV Group, Inc.	5,036	76,094
Rexnord Corp.	111,133	6,260,122
Shyft Group, Inc.	245,682	9,689,698
Timken Co.	248,569	19,761,236
TriMas Corp.A	5,598	183,167
Trinity Industries, Inc.	238,632	6,469,314
Wabash National Corp.	527,339	7,720,243

		409,665,521

Marine - 0.76%
Costamare, Inc.	8,021	86,948
Kirby Corp.A	615,852	35,663,989

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Industrials - 21.61% (continued)
Marine - 0.76% (continued)
Matson, Inc.	148,468	$9,965,172

		45,716,109

Professional Services - 2.08%
BGSF, Inc.	13,706	172,970
CBIZ, Inc.A	7,625	246,592
FTI Consulting, Inc.A	1,834	267,214
GP Strategies Corp.A	11,078	225,437
Heidrick & Struggles International, Inc.	13,609	581,240
Hudson Global, Inc.A	60,974	1,085,337
Huron Consulting Group, Inc.A	125,029	6,142,675
KBR, Inc.	1,877,392	72,655,070
Kelly Services, Inc., Class AA	19,417	425,621
Korn Ferry	522,366	35,907,439
Resources Connection, Inc.	27,688	428,887
Science Applications International Corp.	69,229	6,043,692
TrueBlue, Inc.A	21,475	583,905

		124,766,079

Road & Rail - 0.34%
ArcBest Corp.	72,718	4,298,361
Heartland Express, Inc.	7,400	126,022
Schneider National, Inc., Class B	8,204	184,098
Universal Logistics Holdings, Inc.	11,563	266,527
Werner Enterprises, Inc.	342,162	15,640,225

		20,515,233

Trading Companies & Distributors - 1.74%
Air Lease Corp.	268,868	11,389,248
Beacon Roofing Supply, Inc.A	229,242	12,259,862
BlueLinx Holdings, Inc.A	4,500	193,320
Boise Cascade Co.	196,610	10,056,601
DXP Enterprises, Inc.A	12,399	404,827
GATX Corp.B	32,482	2,996,464
H&E Equipment Services, Inc.	4,091	139,217
Herc Holdings, Inc.A	322	39,941
McGrath RentCorp	106,097	8,320,127
MSC Industrial Direct Co., Inc., Class A	100,369	8,949,904
NOW, Inc.A	1,063,276	10,494,534
Rush Enterprises, Inc., Class A	219,297	10,304,766
Titan Machinery, Inc.A	92,007	2,624,960
Triton International Ltd.	248,945	13,141,807
Univar Solutions, Inc.A	504,148	12,371,792
WESCO International, Inc.A	5,586	594,630

		104,282,000

Total Industrials		1,296,728,008

Information Technology - 11.64%
Communications Equipment - 1.67%
ADTRAN, Inc.	511,329	11,458,883
Calix, Inc.A	122,477	5,729,474
Casa Systems, Inc.A	102,760	771,728
Ciena Corp.A	400,159	23,265,244
CommScope Holding Co., Inc.A	337,402	7,139,426
Comtech Telecommunications Corp.	20,560	513,383
Extreme Networks, Inc.A	609,946	6,715,505
Infinera Corp.A B	3,137,149	31,089,147
NETGEAR, Inc.A	198,289	6,791,398

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Information Technology - 11.64% (continued)
Communications Equipment - 1.67% (continued)
NetScout Systems, Inc.A	4,209	$121,051
Viasat, Inc.A	133,609	6,632,351

		100,227,590

Electronic Equipment, Instruments & Components - 3.73%
Advanced Energy Industries, Inc.	72,611	7,533,391
Arrow Electronics, Inc.A	46,136	5,470,346
Avnet, Inc.	862,173	35,624,988
Belden, Inc.	248,401	12,171,649
Benchmark Electronics, Inc.	65,359	1,725,478
Daktronics, Inc.A	2,848	17,401
ePlus, Inc.A	2,971	274,699
FabrinetA	140,011	13,233,840
FARO Technologies, Inc.A	332,802	24,257,938
II-VI, Inc.A B	522,354	36,465,533
Insight Enterprises, Inc.A	5,647	566,846
Kimball Electronics, Inc.A	16,049	327,239
Methode Electronics, Inc.	128,692	6,155,338
nLight, Inc.A	162,554	5,638,998
PC Connection, Inc.	9,565	454,912
Plexus Corp.A	2,123	191,749
Rogers Corp.A	151,702	28,914,401
Sanmina Corp.A	429,103	16,486,137
ScanSource, Inc.A	21,970	606,152
TTM Technologies, Inc.A	198,282	2,773,965
Vishay Intertechnology, Inc.	674,048	14,916,682
Vishay Precision Group, Inc.A	277,278	10,073,510

		223,881,192

IT Services - 1.52%
Alliance Data Systems Corp.	92,778	8,651,549
BM Technologies, Inc.A B	7,762	77,853
Cass Information Systems, Inc.	11,872	523,436
Conduent, Inc.A	5,376	36,073
CSG Systems International, Inc.	173,281	7,860,026
Euronet Worldwide, Inc.A	242,365	34,614,569
ExlService Holdings, Inc.A	121,306	13,734,265
MAXIMUS, Inc.	116,818	10,396,802
Sabre Corp.A B	1,229,354	14,494,084
Sykes Enterprises, Inc.A	9,965	534,722

		90,923,379

Semiconductors & Semiconductor Equipment - 3.65%
Amkor Technology, Inc.	788,998	19,440,911
Brooks Automation, Inc.	340,533	30,310,842
Canadian Solar, Inc.A B	67,761	2,727,380
Cohu, Inc.A	823,197	29,149,406
Diodes, Inc.A	1,037,430	85,069,260
Ichor Holdings Ltd.A	1,579	81,429
Kulicke & Soffa Industries, Inc.	164,119	8,921,509
MaxLinear, Inc.A	129,324	6,237,296
NVE Corp.	3,850	289,019
Photronics, Inc.A	1,247,259	16,675,853
Semtech Corp.A	547	33,865
Tower Semiconductor Ltd.A	339,529	9,455,883

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Information Technology - 11.64% (continued)
Semiconductors & Semiconductor Equipment - 3.65% (continued)
Ultra Clean Holdings, Inc.A	197,294	$10,655,849

		219,048,502

Software - 0.77%
A10 Networks, Inc.A	503,671	6,431,879
Ebix, Inc.B	8,924	269,683
InterDigital, Inc.	256	16,868
Progress Software Corp.	368,138	16,783,411
WM Technology, Inc.A B	363,908	4,967,344
Xperi Holding Corp.	331,330	6,881,724
Zuora, Inc., Class AA	640,512	11,074,453

		46,425,362

Technology Hardware, Storage & Peripherals - 0.30%
Diebold Nixdorf, Inc.A	18,242	189,899
Super Micro Computer, Inc.A	67,295	2,559,902
Xerox Holdings Corp.	622,488	15,020,636

		17,770,437

Total Information Technology		698,276,462

Materials - 4.53%
Chemicals - 1.02%
AdvanSix, Inc.A	6,672	223,178
American Vanguard Corp.	23,904	394,655
Avient Corp.	1,517	73,605
Cabot Corp.	159,581	8,786,530
Chemours Co.	305,854	10,169,646
ECOVYST, Inc.	27,906	434,217
FutureFuel Corp.	8,494	72,199
GCP Applied Technologies, Inc.A	2,800	65,100
Hawkins, Inc.	4,247	154,209
HB Fuller Co.	5,686	367,429
Ingevity Corp.A	1,116	94,793
Kraton Corp.A	127,264	4,860,212
Livent Corp.A B	312,228	6,091,568
Minerals Technologies, Inc.	182,324	14,626,031
Orion Engineered Carbons SAA	498,171	9,006,932
Quaker Chemical Corp.	527	132,667
Tredegar Corp.	20,558	268,693
Trinseo SA	10,404	565,561
Tronox Holdings PLC, Class A	257,633	4,748,176
Westlake Chemical Partners LP, MLP	9,023	241,095
WR Grace & Co.	900	62,640

		61,439,136

Construction Materials - 0.17%
Eagle Materials, Inc.	72,711	10,275,518

Containers & Packaging - 0.31%
Graphic Packaging Holding Co.	608,350	11,662,070
O-I Glass, Inc.A	471,537	6,974,032

		18,636,102

Metals & Mining - 2.94%
Alamos Gold, Inc., Class AB	1,900,751	15,434,098
Allegheny Technologies, Inc.A	1,765,134	36,238,201
Carpenter Technology Corp.	365,103	13,928,679
Coeur Mining, Inc.A	706,258	5,325,185
Commercial Metals Co.	695,457	22,810,990

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Materials - 4.53% (continued)
Metals & Mining - 2.94% (continued)
Compass Minerals International, Inc.	6,000	$411,360
Elah Holdings, Inc.A	3,530	349,470
Ferroglobe PLCA	1,823,721	11,015,275
Ferroglobe Representation & Warranty InsuranceC D	2,123,070	—
Hecla Mining Co.	968,547	6,479,579
Kaiser Aluminum Corp.	4,161	506,311
Materion Corp.	297,916	21,259,286
MP Materials Corp.A	282,710	10,635,550
New Gold, Inc.A	1,302,497	2,136,095
Ryerson Holding Corp.A	3,300	51,909
Schnitzer Steel Industries, Inc., Class A	225,733	11,832,924
Warrior Met Coal, Inc.	14,188	264,890
Worthington Industries, Inc.	236,712	15,142,467
Yamana Gold, Inc.	557,045	2,501,132

		176,323,401

Paper & Forest Products - 0.09%
Domtar Corp.A	2,769	152,046
Glatfelter Corp.	16,581	252,529
Mercer International, Inc.	27,255	316,976
Neenah, Inc.	2,438	122,558
Schweitzer-Mauduit International, Inc.	113,716	4,472,450

		5,316,559

Total Materials		271,990,716

Real Estate - 4.66%
Equity Real Estate Investment Trusts (REITs) - 3.95%
Agree Realty Corp.	151,246	11,366,137
Alexander’s, Inc.	1,844	514,181
Apple Hospitality REIT, Inc.	444,387	6,643,586
Brandywine Realty Trust	964,180	13,459,953
CareTrust REIT, Inc.	804,727	19,410,015
Corporate Office Properties Trust	450,365	13,258,746
DiamondRock Hospitality Co.A	436,415	3,757,533
Equity Commonwealth	201,199	5,289,522
GEO Group, Inc.B	9,981	69,068
Highwoods Properties, Inc.	120,364	5,740,159
Industrial Logistics Properties Trust	170,707	4,626,160
Kite Realty Group Trust	316,591	6,382,475
Lexington Realty Trust	2,099,137	27,603,652
MGM Growth Properties LLC, Class A	245,678	9,286,628
Pebblebrook Hotel Trust	262,683	5,907,741
Physicians Realty Trust	537,402	10,183,768
Piedmont Office Realty Trust, Inc., Class A	732,173	13,925,930
PotlatchDeltic Corp.	169,595	8,808,764
Rayonier, Inc.	254,379	9,592,632
Retail Opportunity Investments Corp.	576,462	10,186,084
RLJ Lodging Trust	1,404	20,147
Seritage Growth Properties, Class AA B	1,141,313	18,112,637
STAG Industrial, Inc.B	134,232	5,546,466
Sunstone Hotel Investors, Inc.A	831,608	9,596,756
Terreno Realty Corp.	101,183	6,916,870
Urban Edge Properties	557,103	10,584,957

		236,790,567

Real Estate Management & Development - 0.71%
Howard Hughes Corp.A	101,497	9,409,787

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Real Estate - 4.66% (continued)
Real Estate Management & Development - 0.71% (continued)
Newmark Group, Inc., Class A	1,027,414	$13,233,092
RE/MAX Holdings, Inc., Class A	12,046	413,178
Realogy Holdings Corp.A	381,105	6,753,180
RMR Group, Inc., Class A	326,353	12,806,092

		42,615,329

Total Real Estate		279,405,896

Utilities - 2.53%
Electric Utilities - 0.85%
ALLETE, Inc.	7,560	531,619
Hawaiian Electric Industries, Inc.	183,609	7,957,614
Otter Tail Corp.	10,595	538,120
PNM Resources, Inc.	10,517	508,287
Portland General Electric Co.	845,301	41,335,219

		50,870,859

Gas Utilities - 0.69%
Chesapeake Utilities Corp.	59,782	7,448,239
National Fuel Gas Co.	246,910	12,698,581
South Jersey Industries, Inc.B	21,725	546,818
Southwest Gas Holdings, Inc.	282,683	19,768,022
Spire, Inc.	7,175	509,066
Star Group LP	18,269	215,392
Suburban Propane Partners LP, MLP	2,753	44,544

		41,230,662

Multi-Utilities - 0.99%
Avista Corp.	1,013,914	43,425,937
NorthWestern Corp.	260,508	16,148,891

		59,574,828

Total Utilities		151,676,349

Total Common Stocks (Cost $4,303,969,562)		5,842,262,227

EXCHANGE-TRADED INSTRUMENTS - 0.09% (Cost $5,367,103)
Exchange-Traded Funds - 0.09%
iShares Russell 2000 Value ETF	33,757	5,399,770

SHORT-TERM INVESTMENTS - 2.31% (Cost $138,912,144)
Investment Companies - 2.31%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	138,912,144	138,912,144

SECURITIES LENDING COLLATERAL - 0.08% (Cost $4,977,233)
Investment Companies - 0.08%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	4,977,233	4,977,233

TOTAL INVESTMENTS - 99.85% (Cost $4,453,226,042)		5,991,551,374
OTHER ASSETS, NET OF LIABILITIES - 0.15%		8,762,397

TOTAL NET ASSETS - 100.00%		$6,000,313,771

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2021.
C	Value was determined using significant unobservable inputs.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

D	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets.
E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

ETF - Exchange-Traded Fund.
LLC - Limited Liability Company.
LP - Limited Partnership.
MLP - Master Limited Partnership.
PLC - Public Limited Company.

Long Futures Contracts Open on July 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	1,203	September 2021	$136,098,722	$133,629,240	$(2,469,482)

			$136,098,722	$133,629,240	$(2,469,482)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2021, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$5,842,262,227	$—	$0	(1)	$5,842,262,227
Exchange-Traded Instruments	5,399,770	—	—		5,399,770
Short-Term Investments	138,912,144	—	—		138,912,144
Securities Lending Collateral	4,977,233	—	—		4,977,233

Total Investments in Securities - Assets	$5,991,551,374	$—	$—		$5,991,551,374

Financial Derivative Instruments - Liabilities
Futures Contracts	$(2,469,482)	$—	$—		$(2,469,482)

Total Financial Derivative Instruments - Liabilities	$(2,469,482)	$—	$—		$(2,469,482)

(1)	Investment held in the Fund’s Portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
Australia - 2.23% (Cost $4,263,423)
Common Stocks - 2.23%
BHP Group Ltd., ADRA	104,200	$8,185,952

Austria - 0.50% (Cost $1,947,212)
Common Stocks - 0.50%
ams AGB C	95,100	1,818,671

Belgium - 2.46% (Cost $6,414,791)
Common Stocks - 2.46%
Groupe Bruxelles Lambert SAC	77,312	8,994,415

Canada - 3.64%
Common Stocks - 3.64%
Nutrien Ltd.	98,000	5,821,200
Restaurant Brands International, Inc.	110,000	7,500,900

Total Common Stocks		13,322,100

Total Canada (Cost $10,564,374)		13,322,100

China/Hong Kong - 3.20%
Common Stocks - 3.20%
Alibaba Group Holding Ltd., ADRB	25,405	4,958,802
Shangri-La Asia Ltd.B C	3,709,000	3,295,152
Swire Pacific Ltd., Class AC	560,000	3,481,921

Total Common Stocks		11,735,875

Total China/Hong Kong (Cost $12,687,207)		11,735,875

France - 16.27%
Common Stocks - 16.27%
Accor SAB C	147,200	5,212,295
Bollore SAC	1,772,000	9,902,060
Bureau Veritas SAC	315,998	10,430,581
EssilorLuxottica SAC	61,494	11,607,343
Orpea SAC	44,000	5,586,187
SanofiC	78,000	8,037,749
Vivendi SEA C	261,000	8,816,213

Total Common Stocks		59,592,428

Total France (Cost $44,959,212)		59,592,428

Germany - 16.18%
Common Stocks - 14.05%
adidas AGC	24,000	8,718,419
Duerr AGC	144,000	6,897,046
GEA Group AGC	87,064	3,861,409
Infineon Technologies AGC	255,000	9,722,926
KION Group AGC	43,200	4,587,474
Siemens AG, ADR	145,000	11,325,225
Software AGC	130,900	6,332,386

Total Common Stocks		51,444,885

Preferred Stocks - 2.13%
Henkel AG & Co. KGaAC D	76,800	7,787,138

Total Germany (Cost $38,813,641)		59,232,023

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
Ireland - 3.02% (Cost $7,249,017)
Common Stocks - 3.02%
CRH PLCC	222,200	$11,073,752

Japan - 21.80%
Common Stocks - 21.80%
Amano Corp.C	314,103	7,730,416
Asahi Group Holdings Ltd.C	198,300	8,930,306
FANUC Corp.C	39,700	8,891,291
Hitachi Ltd.C	186,568	10,714,721
Hoya Corp.C	55,600	7,850,227
Makita Corp.C	156,500	8,120,556
Rohm Co. Ltd.C	74,100	7,217,479
Sony Group Corp., ADR	86,800	9,053,240
TBS Holdings, Inc.C	353,500	5,323,017
Toyota Industries Corp.C	71,800	6,018,310

Total Common Stocks		79,849,563

Total Japan (Cost $54,546,423)		79,849,563

Mexico - 3.16%
Common Stocks - 3.16%
Fomento Economico Mexicano SAB de CV, ADR	65,900	5,757,683
Grupo Televisa SAB, ADR	429,200	5,815,660

Total Common Stocks		11,573,343

Total Mexico (Cost $7,930,048)		11,573,343

Republic of Korea - 3.06% (Cost $5,361,805)
Preferred Stocks - 3.06%
Samsung Electronics Co. Ltd.C D	178,800	11,223,775

South Africa - 1.18% (Cost $3,549,353)
Common Stocks - 1.18%
Impala Platinum Holdings Ltd.C	240,900	4,341,396

Spain - 1.21% (Cost $4,567,170)
Common Stocks - 1.21%
Applus Services SAC	460,500	4,434,400

Switzerland - 6.38%
Common Stocks - 6.38%
Alcon, Inc.A	103,700	7,549,360
Novartis AG, ADR	78,000	7,206,420
UBS Group AGA B	522,460	8,610,141

Total Common Stocks		23,365,921

Total Switzerland (Cost $18,099,860)		23,365,921

Taiwan - 0.83% (Cost $1,158,352)
Common Stocks - 0.83%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	26,100	3,044,304

United Kingdom - 13.66%
Common Stocks - 13.66%
BP PLC, ADR	304,000	7,350,720
Diageo PLC, ADR	48,000	9,514,080
HSBC Holdings PLC, ADRA	198,000	5,458,860
IMI PLCC	306,800	7,486,517
Johnson Matthey PLCC	88,000	3,633,666

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
United Kingdom - 13.66% (continued)
Common Stocks - 13.66% (continued)
Smith & Nephew PLCC	320,200	$6,526,942
Smiths Group PLCC	380,400	8,219,039
Unilever PLC, ADR	32,000	1,840,960

Total Common Stocks		50,030,784

Total United Kingdom (Cost $39,866,278)		50,030,784

SHORT-TERM INVESTMENTS - 0.91% (Cost $3,324,218)
Investment Companies - 0.91%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	3,324,218	3,324,218

SECURITIES LENDING COLLATERAL - 2.22% (Cost $8,117,180)
Investment Companies - 2.22%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	8,117,180	8,117,180

TOTAL INVESTMENTS - 101.91% (Cost $273,419,564)		373,260,100
LIABILITIES, NET OF OTHER ASSETS - (1.91%)		(7,010,888)

TOTAL NET ASSETS - 100.00%		$366,249,212

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2021.
B	Non-income producing security.
C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $252,825,195 or 69.03% of net assets.
D	A type of Preferred Stock that has no maturity date.
E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

ADR - American Depositary Receipt.
PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2021, the investments were classified as described below:

Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$8,185,952	$—	$—	$8,185,952
Austria	—	1,818,671	—	1,818,671
Belgium	—	8,994,415	—	8,994,415
Canada	13,322,100	—	—	13,322,100
China/Hong Kong	4,958,802	6,777,073	—	11,735,875
France	—	59,592,428	—	59,592,428
Germany	11,325,225	40,119,660	—	51,444,885
Ireland	—	11,073,752	—	11,073,752
Japan	9,053,240	70,796,323	—	79,849,563
Mexico	11,573,343	—	—	11,573,343
South Africa	—	4,341,396	—	4,341,396
Spain	—	4,434,400	—	4,434,400
Switzerland	23,365,921	—	—	23,365,921
Taiwan	3,044,304	—	—	3,044,304

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

United Kingdom	24,164,620	25,866,164	—	50,030,784
Foreign Preferred Stocks
Germany	—	7,787,138	—	7,787,138
Republic of Korea	—	11,223,775	—	11,223,775
Short-Term Investments	3,324,218	—	—	3,324,218
Securities Lending Collateral	8,117,180	—	—	8,117,180

Total Investments in Securities - Assets	$120,434,905	$252,825,195	$—	$373,260,100

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2021 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of July 31, 2021, the Trust consists of twenty-eight active series, seven of which are presented in this filing: American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, and American Beacon Tocqueville International Value Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The remaining twenty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a Fund will use derivatives, may adversely affect a Fund’s performance and may increase costs related to a Fund’s use of derivatives.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2021 (Unaudited)

p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2021 (Unaudited)

security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2021 (Unaudited)

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2021 (Unaudited)

reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of July 31, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received		Non-Cash Collateral Received	Total Collateral Received
Balanced	$3,032,923	$	—	$3,109,011	$3,109,011
International Equity	35,180,951		14,348,325	22,850,192	37,198,517
Large Cap Value	61,530,131		660,640	62,559,855	63,220,495
Mid-Cap Value	4,468,837		—	4,589,040	4,589,040
Small Cap Value	101,901,519		4,977,233	99,985,250	104,962,483
Tocqueville International Value	20,520,372		8,117,180	13,115,883	21,233,063

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2021 (Unaudited)

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2020 remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of July 31, 2021, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$153,880,074	$38,320,751	$(1,487,099)	$36,833,652
Garcia Hamilton Quality Bond	372,969,763	1,862,794	(606,972)	1,255,822
International Equity	2,034,242,782	357,728,217	(112,479,280)	245,248,937
Large Cap Value	2,693,010,572	1,446,012,005	(31,700,005)	1,414,312,000
Mid-Cap Value	141,047,708	70,617,846	(3,103,830)	67,514,016
Small Cap Value	4,453,226,042	1,705,869,537	(167,544,205)	1,538,325,332
Tocqueville International Value	273,419,564	102,188,601	(2,348,065)	99,840,536

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2020, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
International Equity	$62,592,823	$89,404,879
Mid-Cap Value	24,193,808	4,636,872
Small Cap Value	118,678,194	198,805,194
Tocqueville International Value	6,777,051	38,111,036